UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21137

Nuveen Quality Preferred Income Fund 2
(Exact name of registrant as specified in charter)

Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Nuveen Investments 333 West Wacker Drive Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 917-7700

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Closed-End Funds

Nuveen Investments

Closed-End Funds

Seeks High Current Income from a Portfolio of
Investment-Grade Preferred Securities

Semi-Annual Report

January 31, 2012

Nuveen Quality Preferred Income Fund

JTP

Nuveen Quality Preferred Income Fund 2

JPS

Nuveen Quality Preferred Income Fund 3

JHP

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Table of Contents

Chairman's Letter to Shareholders	4

Portfolio Managers' Comments	5

Fund Leverage and Other Information	7

Common Share Distribution and Price Information	9

Performance Overviews	10

Portfolios of Investments	13

Statement of Assets & Liabilities	31

Statement of Operations	32

Statement of Changes in Net Assets	33

Statement of Cash Flows	35

Financial Highlights	36

Notes to Financial Statements	39

Reinvest Automatically Easily and Conveniently	50

Glossary of Terms Used in this Report	52

Additional Fund Information	55

Chairman's
Letter to Shareholders

Dear Shareholders,

These are perplexing times for investors. The global economy continues to struggle. The solutions being implemented in the eurozone to deal with the debt crises of many of its member countries are not yet seen as sufficient by the financial markets. The political paralysis in the U.S. has prevented the compromises necessary to deal with the fiscal imbalance and government spending priorities. The efforts by individual consumers, governments and financial institutions to reduce their debts are increasing savings but reducing demand for the goods and services that drive employment. These developments are undermining the rebuilding of confidence by consumers, corporations and investors that is so essential to a resumption of economic growth.

Although it is painfully slow, progress is being made. In Europe, the turnover of a number of national governments reflects the realization by politicians and voters alike that leaders who practiced business as usual had to be replaced by leaders willing to face problems and accept the hard choices needed to resolve them. The recent coordinated efforts by central banks in the U.S. and Europe to provide liquidity to the largest European banks indicates that these monetary authorities are committed to facilitating a recovery in the European banking sector.

In the U.S., the failure of the congressionally appointed Debt Reduction Committee was a blow to those who hoped for a bipartisan effort to finally begin addressing the looming fiscal crisis. Nevertheless, Congress and the administration cannot ignore the issue for long. The Bush era tax cuts are scheduled to expire on December 31, 2012, and six months later the $1.2 trillion of mandatory across-the-board spending cuts under the Budget Control Act of 2011 begin to go into effect. Any legislative modification would require bipartisan support and the prospects for a bipartisan solution are unclear. The impact of these two developments would be a mixed blessing: a meaningful reduction in the annual budget deficit at the cost of slowing the economic recovery.

It is in these particularly volatile markets that professional investment management is most important. Skillful investment teams who have experienced challenging markets and remain committed to their investment disciplines are critical to the success of an investor's long-term objectives. In fact, many long-term investment track records are built during challenging markets when managers are able to protect investors against these economic crosscurrents. Experienced investment teams know that volatile markets put a premium on companies and investment ideas that will weather the short-term volatility and that compelling values and opportunities are opened up when markets overreact to negative developments. By maintaining appropriate time horizons, diversification and relying on practiced investment teams, we believe that investors can achieve their long-term investment objectives.

As always, I encourage you to contact your financial consultant if you have any questions about your investment in a Nuveen Fund. On behalf of the other members of your Fund Board, we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

Robert P. Bremner
Chairman of the Board
March 22, 2012

Nuveen Investments

Portfolio Managers' Comments

Certain statements in this report are forward-looking statements. Discussions of specific investments are for illustration only and are not intended as recommendations of individual investments. The forward-looking statements and other views expressed herein are those of the portfolio managers as of the date of this report. Actual future results or occurrences may differ significantly from those anticipated in any forward-looking statements and the views expressed herein are subject to change at any time, due to numerous market and other factors. The Funds disclaim any obligation to update publicly or revise any forward-looking statements or views expressed herein.

Ratings shown are the highest rating given by one of the following national rating agencies: Standard & Poor's Group, Moody's Investors Service, Inc. or Fitch, Inc. Credit ratings are subject to change. AAA, AA, A, and BBB are investment grade ratings; BB, B, CCC, CC, C and D are below investment grade ratings. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities. Holdings designated N/R are not rated by a national rating agency.

Nuveen Quality Preferred Income Fund (JTP)
Nuveen Quality Preferred Income Fund 2 (JPS)
Nuveen Quality Preferred Income Fund 3 (JHP)

The Funds are sub-advised by a team of specialists at Spectrum Asset Management, a wholly owned subsidiary of Principal Global Investors, LLC. Mark Lieb and Phil Jacoby, who have more than 50 years of combined experience in the preferred securities markets, lead the team. Here Mark and Phil talk about their management strategy and the performance of each Fund for six-month period ended January 31, 2012.

What key strategies were used to manage the Funds during the six-month period ended January 31, 2012?

The investment objective of each Fund is to seek high current income consistent with capital preservation. Each Fund's secondary objective is to enhance portfolio value. Under normal market conditions, the Funds seek to invest at least 80% of their net assets in preferred securities and up to 20% in debt securities, including convertible debt and convertible preferred securities.

Our basic strategy is to stay relatively balanced between the individual investor-oriented $25 par preferred securities often traded on securities exchanges and the institutional investor-oriented $1000 par preferred securities traded over-the-counter in the capital markets. Both types of securities offer different performance opportunities, which together with the broad diversification benefits of the combined universe, help to produce potentially attractive risk-adjusted rates of return.

We keep a risk-averse posture toward security structure, which is an important core aspect of our effort to preserve capital and provide attractive income over the long term. We also maintain approximately a 60% weighting to U.S. issued securities and a 40% weighting to foreign names as part of the strategy of all three Funds includes seeking to invest in U.S. versus foreign issuers in approximately the same proportion as the Comparative Benchmark.

During the reporting period, we were equal weight in Germany and underweight in France and Britain versus the benchmark. We also were overweight in a number of other countries, such as Canada, Bermuda and Switzerland. On a market sector basis, we were overweight in capital securities by about 5% because of what we saw as the potential for better call protection and more upside opportunity.

Nuveen Investments

Past performance is not predictive of future results. Current performance may be higher or lower than the data shown. Returns do not reflect the deduction of taxes that shareholders may have to pay on Fund distributions or upon the sale of Fund shares.

For additional information, see the Performance Overview page for your Fund in this report.

*  Six-month returns are cumulative; all other returns are annualized.

**  Refer to Glossary of Terms Used in this Report for definitions.

How did the Funds perform over this six-month period?

The performance of the Funds, as well as comparative index and benchmark, are presented in the accompanying table.

Average Annual Total Returns on Common Share Net Asset Value

For the periods ended 1/31/12

Fund	6-Month*	1-Year	5-Year
JTP	1.51%	5.98%	-1.95%
JPS	0.87%	5.38%	-1.21%
JHP	0.92%	5.38%	-1.66%
Barclays Capital U.S. Aggregate Bond Index**	4.25%	8.66%	6.70%
Comparative Benchmark**	1.80%	5.30%	1.26%

For the six-month period ended January 31, 2012, all three Funds underperformed the Barclays Capital U.S. Aggregate Bond Index and Comparative Benchmark.

During the reporting period, several factors contributed positively to each Fund's performance. In general, U.S. securities did well, followed by Great Britain. As of January 31, 2102, each Fund had more than 70% of its portfolio in issues of companies domiciled in the U.S. or Great Britain. Several holdings in particular contributed to positive performance, including issues from Firstar Realty, Reliance Capital, Credit Suisse, HSBC Holdings, Weingarten Realty Trust, Barclays Bank, First Union Capital Trust and Lincoln National Corporation.

The Funds were impacted negatively throughout the reporting period from protracted European sovereign debt concerns that revalued financial risk in the foreign bank names of the region, as well as in some of the foreign insurance issues. In particular, the French and the German sectors did poorly. While each Fund's holdings in European securities was relatively modest when compared with its U.S. positions, the overall impact of these European holdings was negative. Several of the individual positions that contributed to the Funds underperformance included AXA, Deutsche Bank, Aegon and Swiss Re Capital.

Nuveen Investments

Fund Leverage
and Other Information

IMPACT OF THE FUNDS' LEVERAGE STRATEGY ON PERFORMANCE

One important factor impacting the return of the Funds relative to their benchmarks was the Funds' use of leverage through the use of bank borrowings. The Funds use leverage because their managers believe that, over time, leveraging provides opportunities for additional income and total return for common shareholders. However, use of leverage also can expose common shareholders to additional volatility. For example, as the prices of securities held by a Fund decline, the negative impact of these valuation changes on common share net asset value and common share total return is magnified by the use of leverage. Conversely, leverage may enhance common share returns during periods when the prices of securities held by a Fund generally are rising. Leverage had a positive impact on the performance of the Funds over this reporting period. During the period, the Funds entered into interest rate swap contracts to partially fix the interest cost of their leverage. This activity detracted modestly from the overall positive impact of leverage, as rates declined slightly while the positions were in place, meaning it would have been better had the interest rates of the leverage floated rather than being partially fixed in the period.

UPDATE ON LITIGATION REGARDING THE FUNDS' REDEMPTION OF AUCTION RATE PREFERRED SHARES

During 2011, certain funds (including these Funds) were named in a consolidated complaint as nominal defendants in a putative shareholder derivative action captioned Martin Safier, et al. v. Nuveen Asset Management, et al. that was filed in the Circuit Court of Cook County, Illinois, Chancery Division (the "Cook County Chancery Court") on February 18, 2011 (the "Complaint"). The Complaint, filed on behalf of purported holders of each fund's common shares, also named Nuveen Fund Advisors, Inc. as a defendant, together with current and former Officers and interested Directors/Trustees of each of the funds (together with the nominal defendants, collectively, the "Defendants"). The Complaint contained allegations regarding breaches of fiduciary duties in connection with the redemption of auction rate preferred shares issued by the funds. The Defendants filed a motion to dismiss the suit and on December 16, 2011, the court granted that motion dismissing the Complaint. The plaintiffs failed to file an appeal of the court's decision within the required time period, resulting in the final disposition of the suit.

RISK CONSIDERATIONS

Fund shares are not guaranteed or endorsed by any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation.

Nuveen Investments

Past performance is no guarantee of future results. Fund common shares are subject to a variety of risks, including:

Investment Risk. The possible loss of the entire principal amount that you invest.

Price Risk. Shares of closed-end investment companies like these Funds frequently trade at a discount to their net asset value (NAV). Your common shares at any point in time may be worth less than your original investment, even after taking into account the reinvestment of Fund dividends and distributions.

Leverage Risk. Each Fund's use of leverage creates the possibility of higher volatility for the Fund's per share NAV, market price, distributions and returns. There is no assurance that a Fund's leveraging strategy will be successful.

Tax Risk. The tax treatment of Fund distributions may be affected by new IRS interpretations of the Internal Revenue Code and future changes in tax laws and regulations.

Issuer Credit Risk. This is the risk that a security in a Fund's portfolio will fail to make dividend or interest payments when due.

Interest Rate Risk. Fixed-income securities such as bonds, preferred, convertible and other debt securities will decline in value if market interest rates rise.

Reinvestment Risk. If market interest rates decline, income earned from a Fund's portfolio may be reinvested at rates below that of the original bond that generated the income.

Preferred Stock Risk. Preferred stocks are subordinated to bonds and other debt instruments in a company's capital structure, and therefore are subject to greater credit risk.

Call Risk or Prepayment Risk. Issuers may exercise their option to prepay principal earlier than scheduled, forcing a Fund to reinvest in lower-yielding securities.

Non-U.S. Securities Risk. Investments in non-U.S securities involve special risks not typically associated with domestic investments including currency risk and adverse political, social and economic developments. These risks often are magnified in emerging markets.

Derivatives Strategy Risk. Derivative securities, such as calls, puts, warrants, swaps and forwards, carry risks different from, and possibly greater than, the risks associated with the underlying investments.

Nuveen Investments

Common Share Distribution
and Price Information

Distribution Information

The following information regarding your Fund's distributions is current as of January 31, 2012, and likely will vary over time based on each Fund's investment activities and portfolio investment value changes.

During the six-month reporting period, the Funds did not make any changes to their monthly distributions to common shareholders. Some of the important factors affecting the amount and composition of these distributions are summarized below.

The Funds employ leverage through the use of bank borrowings. Financial leverage provides the potential for higher earnings (net investment income), total returns and distributions over time, but—as noted earlier—also increases the variability of common shareholders' net asset value (NAV) per share in response to changing market conditions.

During certain periods, the Funds may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Funds during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds excess in reserve as undistributed net investment income (UNII) as part of the Fund's NAV. Conversely, if a Fund has cumulatively paid dividends in excess of earnings, the excess constitutes negative UNII that is likewise reflected in a Funds' NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of January 31, 2012, all three Funds had positive UNII balances, based upon our best estimate, for tax purposes. JTP and JPS had positive UNII balances and JHP had a negative UNII balance for financial reporting purposes.

Common Share Repurchases and Share Price Information

As of January 31, 2012, and since the inception of the Funds' repurchase program, the Funds have not repurchased any of their outstanding common shares.

At January 31, 2012, the Funds' common share prices were trading at (+) premiums/(-) discounts to their common share NAVs as shown in the accompanying table.

Fund	1/31/12 (+) Premium/(-) Discount	Six-Month Average (-) Discount
JTP	(+)0.62%	(-)2.08%
JPS	(-)0.59%	(-)4.19%
JHP	(+)2.31%	(-)2.92%

Nuveen Investments

Fund Snapshot

Common Share Price	$8.11
Common Share Net Asset Value (NAV)	$8.06
Premium/(Discount) to NAV	0.62%
Latest Dividend	$0.0500
Market Yield	7.40%
Net Assets Applicable to Common Shares ($000)	$521,220

Leverage

Regulatory Leverage	27.83%
Effective Leverage	27.83%

Average Annual Total Return

(Inception 6/25/02)

	On Share Price	On NAV
6-Month (Cumulative)	11.79%	1.51%
1-Year	17.59%	5.98%
5-Year	-1.32%	-1.95%
Since Inception	2.53%	2.65%

Portfolio Composition

(as a % of total investments)2,4

Insurance	31.7%
Commercial Banks	18.5%
Real Estate/Mortgage	9.8%
Capital Markets	7.0%
Diversified Financial Services	6.8%
Multi-Utilities	3.6%
Short-Term Investments	3.7%
Other	18.9%

Country Allocation

(as a % of total investments)2,4

United States	65.2%
United Kingdom	8.6%
Netherlands	5.0%
Germany	3.6%
Switzerland	3.3%
Canada	2.9%
Other	11.4%

Top Five Issuers

(as a % of total investments)1,2,4

Firstar Realty LLC	3.2%
Reliance Capital Trust	2.5%
Centaur Funding Corp	2.5%
Aegon NV	2.4%
Kimco Realty Corp	2.4%

JTP

Performance

OVERVIEW

(Unaudited)

Nuveen Quality Preferred Income Fund

  as of January 31, 2012

Portfolio Allocation (as a % of total investments)2,4

2011-2012 Monthly Distributions Per Common Share

Common Share Price Performance — Weekly Closing Price

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1 Excluding short-term investments.

2 Holdings are subject to change.

3 Rounds to less than 0.1%.

4 Excluding investments in derivatives.

Nuveen Investments

JPS

Performance

OVERVIEW

(Unaudited)

Nuveen Quality Preferred Income Fund 2

  as of January 31, 2012

Portfolio Allocation (as a % of total investments)2,3

2011-2012 Monthly Distributions Per Common Share

Common Share Price Performance — Weekly Closing Price

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1 Excluding short-term investments.

2 Holdings are subject to change.

3 Excluding investments in derivatives.

Fund Snapshot

Common Share Price	$8.45
Common Share Net Asset Value (NAV)	$8.50
Premium/(Discount) to NAV	-0.59%
Latest Dividend	$0.0550
Market Yield	7.81%
Net Assets Applicable to Common Shares ($000)	$1,022,239

Leverage

Regulatory Leverage	27.82%
Effective Leverage	27.82%

Average Annual Total Return

(Inception 9/24/02)

	On Share Price	On NAV
6-Month (Cumulative)	9.11%	0.87%
1-Year	14.80%	5.38%
5-Year	-1.06%	-1.21%
Since Inception	3.29%	3.52%

Portfolio Composition

(as a % of total investments)2,3

Insurance	31.6%
Commercial Banks	18.7%
Real Estate/Mortgage	11.8%
Diversified Financial Services	7.6%
Capital Markets	6.6%
Short-Term Investments	3.9%
Other	19.8%

Country Allocation

(as a % of total investments)2,3

United States	66.0%
United Kingdom	7.4%
Netherlands	5.8%
Germany	4.2%
France	3.4%
Switzerland	2.7%
Other	10.5%

Top Five Issuers

(as a % of total investments)1,2,3

Wachovia	3.4%
Aegon NV	2.7%
Centaur Funding Corp	2.6%
Vornado Realty LP	2.2%
Deutsche Bank AG	2.1%

Nuveen Investments

Fund Snapshot

Common Share Price	$8.42
Common Share Net Asset Value (NAV)	$8.23
Premium/(Discount) to NAV	2.31%
Latest Dividend	$0.0520
Market Yield	7.41%
Net Assets Applicable to Common Shares ($000)	$195,204

Leverage

Regulatory Leverage	27.76%
Effective Leverage	27.76%

Average Annual Total Return

(Inception 12/18/02)

	On Share Price	On NAV
6-Month (Cumulative)	13.76%	0.92%
1-Year	15.82%	5.38%
5-Year	-1.47%	-1.66%
Since Inception	2.74%	2.72%

Portfolio Composition

(as a % of total investments)2,3

Insurance	31.5%
Commercial Banks	18.6%
Real Estate/Mortgage	11.5%
Diversified Financial Services	8.8%
Capital Markets	7.5%
Short-Term Investments	3.7%
Other	18.4%

Country Allocation

(as a % of total investments)2,3

United States	66.8%
United Kingdom	6.6%
Netherlands	5.2%
Germany	3.9%
Australia	3.0%
France	3.0%
Switzerland	3.0%
Other	8.5%

Top Five Issuers

(as a % of total investments)1,2,3

First Union	3.4%
Deutsche Bank AG	3.3%
Centaur Funding Corp	3.2%
Aegon NV	2.6%
XL Group PLC	2.1%

JHP

Performance

OVERVIEW

(Unaudited)

Nuveen Quality Preferred Income Fund 3

  as of January 31, 2012

Portfolio Allocation (as a % of total investments)2,3

2011-2012 Monthly Distributions Per Common Share

Common Share Price Performance — Weekly Closing Price

Refer to the Glossary of Terms Used in this Report for further definition of the terms used within this Fund's Performance Overview page.

1 Excluding short-term investments.

2 Holdings are subject to change.

3 Excluding investments in derivatives.

Nuveen Investments

JTP

Nuveen Quality Preferred Income Fund

Portfolio of INVESTMENTS

  January 31, 2012 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 68.9% (49.2% of Total Investments)
	Capital Markets – 7.6%
137,200	Ameriprise Financial, Inc.	7.750%	A	$3,880,016
52,808	BNY Capital Trust V, Series F	5.950%	A1	1,335,514
5,600	Charles Schwab Corporation	7.000%	BBB+	5,749,632
515,776	Credit Suisse	7.900%	A3	13,544,278
480,382	Deutsche Bank Capital Funding Trust II	6.550%	BBB	10,712,519
86,100	Deutsche Bank Contingent Capital Trust III	7.600%	BBB	2,130,975
37,900	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A3	866,394
2,200	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%	A1	52,888
4,500	Goldman Sachs Group Inc., Series GSG-2 (PPLUS)	5.750%	A1	106,200
43,900	Morgan Stanley Capital Trust IV	6.250%	Baa2	1,030,772
	Total Capital Markets			39,409,188
	Commercial Banks – 7.6%
1,100	ABN AMRO North America Capital Funding, 144A	6.968%	BB+	657,594
323,100	Banco Santander Finance	10.500%	BBB+	8,814,168
2,100	Barclays Bank PLC	6.625%	BBB	47,544
118,500	BB&T Capital Trust VI	9.600%	Baa1	3,146,175
30,200	BB&T Capital Trust VII	8.100%	Baa1	790,334
700,500	BPCE SA	13.000%	BBB-	658,229
144,700	First Naigara Finance Group	8.625%	BB+	3,896,771
18,400	HSBC Holdings PLC, (4)	8.000%	A3	497,168
13,800	HSBC Holdings PLC	6.200%	A3	342,792
36,000	KeyCorp Capital Trust X	8.000%	BBB-	923,040
3,500,000	National Australia Bank	8.000%	Baa1	3,764,250
7,100	PNC Financial Services Inc.	6.750%	BBB	7,346,157
25,000	Royal Bank of Scotland Group PLC, Series L	5.750%	BB	418,250
4,300,000	Royal Bank of Scotland Group PLC	7.648%	BB	3,332,500
20,400	Wachovia Capital Trust IX	6.375%	BBB+	518,568
60,000	Wells Fargo Capital Trust IX	5.625%	BBB+	1,523,400
120,000	Wells Fargo Capital Trust XII	7.875%	BBB+	3,181,200
	Total Commercial Banks			39,858,140
	Diversified Financial Services – 4.5%
18,000	Bank of America Corporation	6.375%	BB+	386,100
80,549	Citigroup Capital Trust XI	6.000%	Baa3	1,885,652
10,000	Citigroup Capital Trust XII	8.500%	Baa3	257,700
150,514	Citigroup Capital XIII	7.875%	Ba1	4,054,847
1,900	Citigroup Capital XIV	6.875%	Baa3	46,816
36,800	ING Groep N.V	7.375%	BBB	805,184
625,776	ING Groep N.V	7.200%	BBB	13,604,370
80,308	Merrill Lynch Preferred Capital Trust V	7.280%	BB+	1,924,983
13,651	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	346,599
	Total Diversified Financial Services			23,312,251
	Diversified Telecommunication Services – 0.7%
143,510	Qwest Corporation	7.500%	BBB-	3,800,145
	Electric Utilities – 1.2%
33,000	Alabama Power Company	6.450%	BBB+	902,345
181,800	Entergy Texas Inc.	7.875%	BBB+	5,257,656
	Total Electric Utilities			6,160,001
	Food Products – 0.5%
28,100	Dairy Farmers of America Inc., 144A	7.875%	BBB-	2,669,500

Nuveen Investments

JTP

Nuveen Quality Preferred Income Fund (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	Insurance – 20.6%
795,723	Aegon N.V	6.375%	Baa1	$17,195,574
326,106	Allianz SE	8.375%	A+	8,570,490
479,128	Arch Capital Group Limited	8.000%	BBB	12,318,381
3,250,000	Dai-Ichi Mutual Life, 144A	7.250%	A3	3,393,062
228,764	Delphi Financial Group, Inc.	7.376%	BB+	5,645,896
568,382	EverestRe Capital Trust II	6.200%	Baa1	14,578,998
198,951	Markel Corporation	7.500%	BBB	5,087,177
276,263	PartnerRe Limited, Series C	6.750%	BBB+	7,036,419
8,807	PartnerRe Limited, Series D	6.500%	BBB+	223,081
38,600	PLC Capital Trust III	7.500%	BBB	981,598
386,042	PLC Capital Trust IV	7.250%	BBB	9,743,700
166,360	Prudential Financial Inc.	6.750%	A-	4,270,461
4,100,000	Reinsurance Group of America Inc.	6.750%	BBB-	3,692,891
34,500	RenaissanceRe Holdings Limited, Series C	6.080%	BBB+	864,915
232,691	RenaissanceRe Holdings Limited, Series D	6.600%	BBB+	5,921,986
304,651	W. R. Berkley Corporation, Capital Trust II	6.750%	BBB-	7,716,810
	Total Insurance			107,241,439
	Media – 3.8%
131,141	CBS Corporation	6.750%	BBB	3,338,850
612,684	Comcast Corporation	7.000%	BBB+	15,586,681
47,000	Comcast Corporation	6.625%	BBB+	1,194,270
	Total Media			20,119,801
	Multi-Utilities – 4.1%
234,700	Dominion Resources Inc.	8.375%	BBB	6,853,240
185,800	DTE Energy Company	6.500%	BBB-	5,016,600
10,000	Scana Corporation	7.700%	BBB-	289,200
341,815	Xcel Energy Inc.	7.600%	BBB	9,297,368
	Total Multi-Utilities			21,456,408
	Oil, Gas & Consumable Fuels – 2.3%
467,481	Nexen Inc.	7.350%	BB+	11,892,717
	Pharmaceuticals – 0.1%
13,552	Bristol Myers Squibb Company (CORTS)	6.250%	A+	347,067
	Real Estate/Mortgage – 13.7%
3,505	CommomWealth REIT	7.500%	Baa2	76,584
164,500	CommomWealth REIT	7.250%	Baa3	4,099,340
1,629	CommomWealth REIT	7.125%	Baa3	40,920
80,607	Duke Realty Corporation, Series L	6.600%	Baa3	2,020,817
145,700	Hospitality Properties Trust, (4)	7.125%	BB	3,635,215
17,861	Kimco Realty Corporation, Series F	6.650%	Baa2	448,311
652,387	Kimco Realty Corporation, Series G	7.750%	Baa2	17,040,348
10,294	Kimco Realty Corporation, Series H	6.900%	Baa2	285,761
134,900	Realty Income Corporation, WI/DD	6.625%	Baa2	3,365,188
92,378	Prologis Inc.	6.750%	BB	2,280,813
12,691	PS Business Parks, Inc.	6.875%	BBB-	328,062
103,607	PS Business Parks, Inc., (4)	6.450%	BBB-	2,599,893
11,699	Public Storage, Inc., Series E	6.750%	BBB+	294,815
4,300	Public Storage, Inc., Series F	6.500%	BBB+	117,992
9,000	Public Storage, Inc., Series M	6.625%	BBB+	228,150
22,544	Public Storage, Inc., Series Q	6.350%	Baa1	600,121
107,100	Public Storage, Inc., Series Y, (4)	6.850%	BBB+	3,055,702
136,000	Public Storage, Inc., (4)	5.900%	A-	3,413,600
70,216	Realty Income Corporation	6.750%	Baa2	1,774,358
8,404	Regency Centers Corporation	7.250%	Baa3	215,731
452,734	Vornado Realty LP	7.875%	BBB	12,676,552

Nuveen Investments

Shares	Description (1)	Coupon		Ratings (2)	Value
	Real Estate/Mortgage (continued)
165,282	Wachovia Preferred Funding Corporation, (3)	7.250%		BBB+	$4,305,596
32,329	Weingarten Realty Trust	8.100%		BBB	782,685
298,102	Weingarten Realty Trust	6.500%		Baa3	7,541,981
	Total Real Estate/Mortgage				71,228,535
	U.S. Agency – 2.0%
119,800	Cobank Agricultural Credit Bank, 144A	7.000%		N/R	5,447,162
46,000	Cobank Agricultural Credit Bank	11.000%		A	2,373,315
48,600	Cobank Agricultural Credit Bank	11.000%		A	2,592,509
	Total U.S. Agency				10,412,986
	Wireless Telecommunication Services – 0.2%
18,500	Telephone and Data Systems Inc.	7.000%		Baa2	493,026
28,000	Telephone and Data Systems Inc.	6.875%		Baa2	736,120
	Total Wireless Telecommunication Services				1,229,146
	Total $25 Par (or similar) Preferred Securities (cost $347,924,596)				359,137,324
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 7.7% (5.5% of Total Investments)
	Capital Markets – 1.0%
$1,000	Man Group PLC	5.000%	8/09/17	Baa3	$838,063
6,300	State Street Capital Trust IV, (3)	1.560%	6/15/77	A3	4,254,308
7,300	Total Caital Markets				5,092,371
	Commercial Banks – 2.1%
2,100	BNP Paribas, 144A	5.186%	6/29/15	BBB+	1,512,000
8,400	LBG Capital I PLC, 144A	7.875%	11/01/20	BB	6,972,000
3,400	Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/20	BB-	2,686,000
13,900	Total Commercial Banks				11,170,000
	Diversified Financial Services – 0.4%
3,100	Fortis Hybrid Financing	8.250%	8/27/49	BBB	2,170,000
	Electric Utilities – 0.7%
3,400	FPL Group Capital Inc.	6.650%	6/15/17	BBB	3,442,500
	Insurance – 3.0%
2,500	Prudential PLC., Convertible Bond	11.750%	12/23/14	A-	2,884,375
14,150	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	12,513,170
16,650	Total Insurance				15,397,545
	Multi-Utilities – 0.5%
2,000	Dominion Resources Inc.	2.881%	9/30/66	BBB	1,731,975
1,000	Wisconsin Energy Corporation, (3)	6.250%	5/15/67	Baa1	1,022,500
3,000	Total Multi-Utilities				2,754,475
$47,350	Total Corporate Bonds (cost $42,506,908)				40,026,891
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 54.9% (39.2% of Total Investments)
	Capital Markets – 1.2%
1,000	Credit Suisse Guernsey	1.147%	5/15/17	A3	$639,440
1,900	Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	1,415,500

Nuveen Investments

JTP

Nuveen Quality Preferred Income Fund (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Markets (continued)
1,800	Goldman Sachs Capital II	5.793%	6/01/12	Baa2	$1,228,500
5,000	Deutsch Bank Capital Funding Trust	4.901%	12/29/49	Baa2	3,075,000
	Total Capital Markets				6,358,440
	Commercial Banks – 16.1%
4,900	ABN AMRO North America Holding Capital, 144A	6.523%	12/31/49	BB+	3,675,000
2,720	Banco Santander Finance	10.500%	9/29/49	BBB+	2,774,618
900	Barclays Bank PLC, 144A	7.434%	12/15/17	BBB	882,000
2,500	Barclays Bank PLC, Regulation S, 144A	6.860%	6/15/32	BBB	2,175,000
2,800	Barclays Bank PLC	6.278%	12/15/34	BBB	2,270,626
2,500	BB&T Capital Trust IV	6.820%	6/12/77	Baa1	2,525,000
400	First Empire Capital Trust I	8.234%	2/01/27	BBB	399,908
575	First Empire Capital Trust II	8.277%	6/01/27	BBB	594,486
3,500	Fulton Capital Trust I	6.290%	2/01/36	Baa3	2,887,500
300	HBOS Capital Funding LP, 144A	6.071%	6/30/14	BB	216,000
11,650	HSBC Capital Funding LP, Debt	10.176%	6/30/50	A3	14,679,000
4,200	HSBC Financial Capital Trust IX	5.911%	11/30/35	BBB+	3,633,000
2,000	KeyCorp Capital III	7.750%	7/15/29	BBB-	2,037,534
5,000	Nordea Bank AB	8.375%	3/25/15	BBB+	5,255,000
4,150	Rabobank Nederland, 144A	11.000%	6/30/19	A	5,135,625
17,500	Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	17,476,568
2,000	Societe Generale, 144A	1.333%	12/31/49	BBB-	976,360
700	Societe Generale, 144A	5.922%	4/05/57	BBB-	518,521
8,900	Societe Generale	8.750%	10/07/49	BBB-	7,342,500
1,200	Sovereign Capital Trust VI	7.908%	6/13/36	BBB+	1,140,000
3,000	Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Ba1	2,893,761
2,700	Standard Chartered PLC, 144A	6.409%	1/30/17	BBB+	2,347,520
1,550	Standard Chartered PLC, 144A	7.014%	7/30/37	BBB+	1,497,288
700	Wachovia Capital Trust III	5.570%	3/15/42	BBB+	618,646
	Total Commercial Banks				83,951,461
	Consumer Finance – 0.4%
2,100	American Express Company	6.800%	9/01/66	Baa2	2,121,000
	Diversified Financial Services – 4.6%
200	Bank One Capital III	8.750%	9/01/30	A2	271,308
700	BankAmerica Capital II, Series 2	8.000%	12/15/26	BB+	686,000
4,000	BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	BB+	3,800,000
2,600	Citigroup Capital III	7.625%	12/01/36	Baa3	2,595,271
3,700	CitiGroup Capital XXI	8.300%	12/21/77	Baa3	3,765,860
4,000	JPMorgan Chase Capital Trust XXVII	7.000%	11/01/39	A2	4,050,400
1,140	JPMorgan Chase Capital XXV	6.800%	10/01/37	A2	1,150,105
47,500	JPMorgan Chase Capital Trust XXIX	6.700%	4/02/40	A2	1,221,700
1,800	MBNA Corporation, Capital Trust A	8.278%	12/01/26	BB+	1,782,000
2,509	NB Capital Trust II	7.830%	12/15/26	BB+	2,446,275
2,400	NB Capital Trust IV	8.250%	4/15/27	BB+	2,370,000
	Total Diversified Financial Services				24,138,919
	Electric Utilities – 0.3%
1,500	PPL Capital Funding, Inc.	6.700%	3/30/17	BB+	1,481,250
	Insurance – 20.9%
4,600	Allstate Corporation	6.125%	5/15/67	Baa1	4,338,490
600	AXA S.A., 144A	6.463%	12/14/18	Baa1	441,000
4,880	AXA	6.379%	12/14/36	Baa1	3,647,800
3,700	AXA	8.600%	12/15/30	A3	3,804,270
8,100	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	7,047,000
9,925	Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	7,443,750
5,500	Great West Life & Annuity Capital I, 144A	6.625%	11/15/34	A-	5,260,019
3,800	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/16	A-	3,762,000

Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Insurance (continued)
3,000	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	$2,805,000
2,500	Lincoln National Corporation	6.050%	4/20/17	BBB	2,225,000
5,100	Lincoln National Corporation	7.000%	5/17/66	BBB	4,819,500
6,300	MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	6,725,250
600	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	709,500
12,650	National Financial Services Inc.	6.750%	5/15/37	Baa2	11,167,420
1,400	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,364,009
7,225	Oil Insurance Limited, 144A	7.558%	12/30/56	Baa1	6,501,055
7,400	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	7,289,000
1,000	Progressive Corporation, (3)	6.700%	6/15/67	A2	1,025,000
3,200	Prudential Financial Inc.	8.875%	6/15/18	BBB+	3,824,000
1,000	Prudential PLC	6.500%	6/29/49	A-	890,000
1,100	QBE Capital Funding Trust II, 144A	6.797%	6/01/49	BBB+	951,903
3,000	Swiss Re Capital I	6.854%	5/25/16	A	2,698,401
15,800	XL Capital Ltd	6.500%	10/15/57	BBB-	13,173,250
2,536	ZFS Finance USA Trust II 144A	6.450%	12/15/65	A	2,383,840
5,260	ZFS Finance USA Trust V	6.500%	5/09/67	A	4,852,350
	Total Insurance				109,148,807
	Multi-Utilities – 0.5%
2,300	Dominion Resources Inc.	7.500%	6/30/16	BBB	2,415,000
	Real Estate – 4.3%
19	Firstar Realty LLC, 144A	8.875%	12/31/50	A2	22,265,625
7	PS Business Parks, Inc.	7.200%	3/30/55	BBB-	174,018
	Total Real Estate				22,439,643
	Road & Rail – 2.2%
10,900	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	11,227,000
	Thrifts & Mortgage Finance – 0.3%
2,000	Caisse Nationale Des Caisses d'Epargne et de Prevoyance	6.750%	1/27/49	BBB-	1,348,856
	U.S. Agency – 0.8%
3	Farm Credit Bank of Texas	10.000%	12/15/60	A3	3,930,188
	Wireless Telecommunication Services – 3.3%
15	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	17,418,357
	Total Capital Preferred Securities (cost $285,316,604)				285,978,921
Shares	Description (1)	Coupon		Ratings (2)	Value
	Convertible Preferred Securities – 0.0% (0.0% of Total Investments)
	Commerical Banks – 0.0%
200	Wells Fargo & Company	7.500%		BBB+	$219,000
	Total Convertible Preferred Securities (cost $203,301)				219,000
Shares	Description (1)				Value
	Investment Companies – 3.3% (2.4% of Total Investments)
315,548	BlackRock Credit Allocation Income Trust II				$3,281,699
415,561	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				7,550,743
352,012	John Hancock Preferred Income Fund III				6,374,937
	Total Investment Companies (cost $20,807,508)				17,207,379

Nuveen Investments

JTP

Nuveen Quality Preferred Income Fund (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 5.2% (3.7% of Total Investments)
$27,006	Repurchase Agreement with Fixed Income Corporation, dated 1/31/12, repurchase price $27,005,877, collateralized by $24,400,000, U.S. Treasury Notes, 4.000%, due 2/15/15, value $27,549,381	0.010%	2/01/12	$27,005,869
	Total Short-Term Investments (cost $27,005,869)			27,005,869
	Total Investments (cost $723,764,786) – 140.0%			729,575,384
	Borrowings – (38.6)% (5), (6)			(201,000,000)
	Other Assets Less Liabilities – (1.4)% (7)			(7,355,688)
	Net Assets Applicable to Common Shares – 100%			$521,219,696

Investments in Derivatives at January 31, 2012

Interest Rates Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$38,718,750	Receive	1-Month USD-LIBOR	0.360%	Monthly	3/21/12	$(2,384)
JPMorgan	38,718,750	Receive	1-Month USD-LIBOR	1.193	Monthly	3/21/14	(715,083)
Morgan Stanley	38,718,750	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(2,222,141)
							$(2,939,608)

*  Annualized.

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2)  Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

  (3)  Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

  (4)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (5)  Borrowings as a percentage of Total Investments is 27.6%.

  (6)  The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of January 31, 2012, investments with a value of $586,465,520 have been pledged as collateral for Borrowings.

  (7)  Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at January 31, 2012.

  N/R  Not rated.

  144A  Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

  CORTS  Corporate Backed Trust Securities.

  PPLUS  PreferredPlus Trust.

  WI/DD  Purchased on a when-issued or delayed delivery basis.

  USD-LIBOR  United States Dollar–London Inter-Bank Offered Rate.

    See accompanying notes to financial statements.

Nuveen Investments

JPS

Nuveen Quality Preferred Income Fund 2

Portfolio of INVESTMENTS

  January 31, 2012 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 66.9% (48.2% of Total Investments)
	Capital Markets – 6.3%
381,200	Ameriprise Financial, Inc.	7.750%	A	$10,780,336
11,000	Charles Schwab Corporation	7.000%	BBB+	11,293,920
6,400	Credit Suisse	7.900%	A3	168,064
91,430	Deutsche Bank Capital Funding Trust I	7.350%	BBB	2,188,834
1,281,735	Deutsche Bank Capital Funding Trust II	6.550%	BBB	28,582,691
13,800	Deutsche Bank Capital Funding Trust IX	6.625%	BBB	310,500
40,000	Deutsche Bank Capital Funding Trust V	8.050%	BBB	1,010,400
91,791	Deutsche Bank Capital Funding Trust VIII	6.375%	BBB	1,955,148
256,400	Deutsche Bank Contingent Capital Trust III	7.600%	BBB	6,345,900
70,214	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A3	1,605,092
5,200	Goldman Sachs Group Inc., Series GSC-4 Class A (PPLUS)	6.000%	A3	119,392
1,040	Goldman Sachs Group Inc., Series GSG-1 (PPLUS)	6.000%	A1	25,002
2,290	Morgan Stanley Capital Trust III	6.250%	Baa2	53,838
2,800	Morgan Stanley Capital Trust V	5.750%	Baa2	64,960
	Total Capital Markets			64,504,077
	Commercial Banks – 6.6%
2,200	ABN AMRO North America Capital Funding, 144A	6.968%	BB+	1,315,188
181,000	Banco Santander Finance	10.500%	BBB+	4,937,680
150,000	Barclays Bank PLC	8.125%	BBB	3,772,500
172,828	BB&T Capital Trust VI	9.600%	Baa1	4,588,583
66,429	BB&T Capital Trust VII	8.100%	Baa1	1,738,447
1,933,500	BPCE SA	13.000%	BBB-	1,816,825
12,630	Fifth Third Capital Trust V	7.250%	Baa3	322,318
2,917	Fifth Third Capital Trust VI	7.250%	Baa3	74,442
146,500	First Naigara Finance Group	8.625%	BB+	3,945,245
10,500,000	HSBC Bank PLC	1.000%	A-	4,725,000
404,800	HSBC Holdings PLC, (4)	8.000%	A3	10,937,696
102,700	HSBC Holdings PLC	6.200%	A3	2,551,068
6,166	KeyCorp Capital Trust X	8.000%	BBB-	158,096
5,600,000	National Australia Bank	8.000%	Baa1	6,022,800
20,000	PNC Financial Services Inc.	6.750%	BBB	20,693,400
	Total Commercial Banks			67,599,288
	Consumer Finance – 0.0%
20,100	HSBC USA Inc., Series H	6.500%	BBB+	493,857
	Diversified Financial Services – 4.5%
139,900	Citigroup Capital Trust XI	6.000%	Baa3	3,275,059
94,800	Citigroup Capital Trust XII	8.500%	Baa3	2,442,996
271,589	Citigroup Capital XIII	7.875%	Ba1	7,316,608
40,000	Citigroup Capital XVI	6.450%	Baa3	957,600
768,094	ING Groep N.V	7.200%	BBB	16,698,364
731,274	ING Groep N.V	7.050%	BBB	15,634,638
	Total Diversified Financial Services			46,325,265
	Diversified Telecommunication Services – 0.4%
163,080	Qwest Corporation	7.500%	BBB-	4,318,358
	Electric Utilities – 1.3%
135,400	Alabama Power Company	6.450%	BBB+	3,702,351
59,650	Entergy Louisiana LLC	5.875%	A-	1,632,024
69,300	Entergy Texas Inc.	7.875%	BBB+	2,004,156
214,808	PPL Capital Funding, Inc.	6.850%	BBB-	5,670,931
	Total Electric Utilities			13,009,462

Nuveen Investments

JPS

Nuveen Quality Preferred Income Fund 2 (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	Food Products – 0.5%
53,400	Dairy Farmers of America Inc., 144A	7.875%	BBB-	$5,073,000
	Insurance – 18.4%
1,717,889	Aegon N.V	6.375%	Baa1	37,123,581
617,913	Allianz SE	8.375%	A+	16,239,557
906,906	Arch Capital Group Limited	8.000%	BBB	23,316,553
6,500,000	Dai-Ichi Mutual Life, 144A	7.250%	A3	6,786,124
401,957	Delphi Financial Group, Inc.	7.376%	BB+	9,920,299
310,216	EverestRe Capital Trust II	6.200%	Baa1	7,957,040
450,263	Markel Corporation	7.500%	BBB	11,513,225
579,002	PartnerRe Limited, Series C	6.750%	BBB+	14,747,181
106,700	PLC Capital Trust III	7.500%	BBB	2,713,381
442,669	PLC Capital Trust IV	7.250%	BBB	11,172,966
11,153	Protective Life Corporation	7.250%	BBB	281,390
200,842	Prudential Financial Inc.	9.000%	BBB+	5,583,408
317,875	Prudential Financial Inc.	6.750%	A-	8,159,851
4,000,000	Reinsurance Group of America Inc.	6.750%	BBB-	3,602,820
410,974	RenaissanceRe Holdings Limited, Series D	6.600%	BBB+	10,459,288
716,250	W. R. Berkley Corporation, Capital Trust II	6.750%	BBB-	18,142,613
	Total Insurance			187,719,277
	Media – 4.6%
746,750	CBS Corporation	6.750%	BBB	19,012,255
952,905	Comcast Corporation	7.000%	BBB+	24,241,903
141,449	Comcast Corporation	6.625%	BBB+	3,594,219
	Total Media			46,848,377
	Multi-Utilities – 4.0%
543,823	Dominion Resources Inc.	8.375%	BBB	15,879,632
148,032	Scana Corporation	7.700%	BBB-	4,281,085
766,977	Xcel Energy Inc.	7.600%	BBB	20,861,774
	Total Multi-Utilities			41,022,491
	Oil, Gas & Consumable Fuels – 2.0%
791,610	Nexen Inc.	7.350%	BB+	20,138,558
	Pharmaceuticals – 0.0%
1,651	Bristol Myers Squibb Company (CORTS)	6.250%	A+	42,282
	Real Estate/Mortgage – 16.4%
41,286	CommomWealth REIT	7.125%	Baa3	1,037,104
15,000	Digital Realty Trust Inc.	7.000%	Baa3	385,050
162,000	Duke Realty Corporation, Series L	6.600%	Baa3	4,061,340
8,710	Harris Preferred Capital Corporation, Series A	7.375%	BBB+	221,931
321,594	Hospitality Properties Trust, (4)	7.125%	BB	8,023,770
65,646	Kimco Realty Corporation, Series F	6.650%	Baa2	1,647,715
909,886	Kimco Realty Corporation, Series G	7.750%	Baa2	23,766,222
62,865	Kimco Realty Corporation, Series H	6.900%	Baa2	1,745,132
82,301	Prologis Inc.	8.540%	Baa3	4,580,569
6,524	Prologis Inc.	6.750%	BB	160,947
87,050	Prologis Inc.	6.750%	BB	2,149,265
16,607	Prologis Inc.	6.500%	Baa2	407,536
40,581	PS Business Parks, Inc.	7.375%	BBB-	1,022,641
102,852	PS Business Parks, Inc., (4)	6.450%	BBB-	2,580,948
67,600	Public Storage, Inc., (4)	6.850%	BBB+	1,928,716
104,776	Public Storage, Inc.	6.750%	BBB+	2,640,355
20,000	Public Storage, Inc.	6.625%	BBB+	507,000
9,471	Public Storage, Inc.	6.600%	BBB+	240,658
6,400	Public Storage, Inc.	6.500%	BBB+	175,616
196,229	Public Storage, Inc., (4)	5.900%	A-	4,925,348
436,984	Realty Income Corporation	6.750%	Baa2	11,042,586
197,452	Regency Centers Corporation	7.250%	Baa3	5,068,593

Nuveen Investments

Shares	Description (1)	Coupon		Ratings (2)	Value
	Real Estate/Mortgage (continued)
1,079,521	Vornado Realty LP	7.875%		BBB	$30,226,588
1,764,827	Wachovia Preferred Funding Corporation	7.250%		BBB+	45,973,743
155,931	Weingarten Realty Trust	8.100%		BBB	3,775,090
148,974	Weingarten Realty Trust	6.950%		Baa3	3,772,022
230,192	Weingarten Realty Trust	6.500%		Baa3	5,823,858
	Total Real Estate/Mortgage				167,890,343
	U.S. Agency – 1.7%
235,100	Cobank Agricultural Credit Bank, 144A	7.000%		N/R	10,689,715
82,000	Cobank Agricultural Credit Bank	11.000%		A	4,230,692
42,800	Cobank Agricultural Credit Bank	11.000%		A	2,283,115
	Total U.S. Agency				17,203,522
	Wireless Telecommunication Services – 0.2%
9,050	Telephone and Data Systems Inc.	7.000%		Baa2	241,180
70,501	Telephone and Data Systems Inc.	6.875%		Baa2	1,853,471
	Total Wireless Telecommunication Services				2,094,651
	Total $25 Par (or similar) Preferred Securities (cost $667,771,999)				684,282,808
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 7.2% (5.2% of Total Investments)
	Capital Markets – 1.0%
$600	Man Group PLC	5.000%	8/09/17	Baa3	$502,838
14,686	State Street Capital Trust IV, (3)	1.560%	6/15/77	A3	9,917,265
15,286	Total Capital Markets				10,420,103
	Commercial Banks – 1.8%
4,200	BNP Paribas, 144A	5.186%	6/29/15	BBB+	3,024,000
1,000	Den Norske Bank	0.625%	2/18/35	Baa1	530,000
1,000	Den Norske Bank	0.650%	2/24/37	Baa1	530,000
5,000	Groupe BCPE	3.800%	12/30/49	BBB-	2,170,750
6,500	LBG Capital I PLC, 144A	7.875%	11/01/20	BB	5,395,000
7,500	Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/20	BB-	5,925,000
650	Swedbank ForengingsSparbanken AB, 144A	7.500%	9/11/12	Baa3	649,637
25,850	Total Commercial Banks				18,224,387
	Diversified Financial Services – 0.2%
2,600	Fortis Hybrid Financing	8.250%	8/27/49	BBB	1,820,000
	Electric Utilities – 1.1%
8,000	FPL Group Capital Inc.	6.650%	6/15/17	BBB	8,100,000
2,900	WPS Resource Corporation	6.110%	12/01/16	BBB	2,845,625
10,900	Total Electric Utilities				10,945,625
	Insurance – 2.9%
2,000	AXA S.A.	3.675%	8/06/49	A3	999,660
5,200	Prudential PLC.	11.750%	12/23/49	A-	5,999,500
26,420	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	23,363,814
33,620	Total Insurance				30,362,974
	Multi-Utilities – 0.2%
2,000	Wisconsin Energy Corporation	6.250%	5/15/67	Baa1	2,045,000
$90,256	Total Corporate Bonds (cost $79,055,928)				73,818,089

Nuveen Investments

JPS

Nuveen Quality Preferred Income Fund 2 (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Principal Amount (000)/ Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value
		Capital Preferred Securities – 55.4% (39.9% of Total Investments)
		Capital Markets – 1.9%
800		BNY Institutional Capital, 144A	7.780%	12/01/26	A1	$814,000
8,200		Credit Suisse Guernsey	1.147%	5/15/17	A3	5,243,408
8,500		Credit Suisse thru Claudius Limited	8.250%	6/27/49	A3	8,772,850
4,200		Dresdner Funding Trust I, 144A	8.151%	6/30/31	Ba1	3,129,000
1,900		Goldman Sachs Capital II	5.793%	6/01/12	Baa2	1,296,750
		Total Capital Markets				19,256,008
		Commercial Banks – 17.6%
5,500		AB Svensk Exportkredit, (4)	6.375%	10/27/49	Aa3	5,178,619
6,200		ABN AMRO North America Holding Capital, 144A	6.523%	12/31/49	BB+	4,650,000
12,974		Banco Santander Finance	10.500%	9/29/49	BBB+	13,234,518
2,400		Barclays Bank PLC, Regulation S, 144A	6.860%	6/15/32	BBB	2,088,000
5,000		Barclays Bank PLC	6.278%	12/15/34	BBB	4,054,690
9,153		BB&T Capital Trust IV	6.820%	6/12/77	Baa1	9,244,530
1,500		First Empire Capital Trust I	8.234%	2/01/27	BBB	1,499,654
17,095		First Union Capital Trust II, Series A	7.950%	11/15/29	BBB+	17,996,163
6,800		Fulton Capital Trust I	6.290%	2/01/36	Baa3	5,610,000
5,500		HSBC Bank PLC	0.600%	6/11/49	A-	2,475,000
4,650		HSBC Capital Funding LP, Debt	10.176%	6/30/50	A3	5,859,000
8,352		HSBC Financial Capital Trust IX	5.911%	11/30/35	BBB+	7,224,480
6,000		KeyCorp Capital III	7.750%	7/15/29	BBB-	6,112,602
11,900		Nordea Bank AB	8.375%	3/25/15	BBB+	12,506,900
8,000		North Fork Capital Trust II	8.000%	12/15/27	Baa3	8,060,000
10,530		Rabobank Nederland, 144A	11.000%	6/30/19	A	13,030,875
8,000		Reliance Capital Trust I, Series B	8.170%	5/01/28	N/R	7,989,288
800		Societe Generale, 144A	1.333%	12/31/49	BBB-	390,544
1,300		Societe Generale, 144A	5.922%	4/05/57	BBB-	962,967
24,144		Societe Generale	8.750%	10/07/49	BBB-	19,918,800
3,522		Sovereign Capital Trust VI	7.908%	6/13/36	BBB+	3,345,900
5,000		Sparebanken Rogaland, Notes, 144A	6.443%	5/01/49	Ba1	4,822,935
6,310		Standard Chartered PLC, 144A	6.409%	1/30/17	BBB+	5,486,242
650		Standard Chartered PLC, 144A	7.014%	7/30/37	BBB+	627,895
—	(5)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	B+	17,644,500
		Total Commercial Banks				180,014,102
		Consumer Finance – 1.2%
3,900		American Express Company	6.800%	9/01/66	Baa2	3,939,000
7,019		Capital One Capital IV Corporation	6.745%	2/05/82	Baa3	7,062,869
1,180		Capital One Capital VI	8.875%	5/15/40	Baa3	1,241,275
		Total Consumer Finance				12,243,144
		Diversified Financial Services – 5.8%
3,400		Bank One Capital III	8.750%	9/01/30	A2	4,612,243
600		BankAmerica Capital II, Series 2	8.000%	12/15/26	BB+	588,000
14,420		BankAmerica Institutional Capital Trust, Series B, 144A	7.700%	12/31/26	BB+	13,699,000
1,000		BankAmerica Institutional Trust, 144A	8.070%	12/31/26	BB+	980,000
5,400		Citigroup Capital III	7.625%	12/01/36	Baa3	5,390,177
3,000		CitiGroup Capital XXI	8.300%	12/21/77	Baa3	3,053,400
12,811		Countrywide Capital Trust III, Series B	8.050%	6/15/27	BB+	12,170,450
3,000		JPMorgan Chase Capital Trust XVIII	6.950%	8/17/36	A2	3,033,132
1,775		JPMorgan Chase Capital Trust XX Series T	6.550%	9/29/36	A2	1,785,135
8,000		JPMorgan Chase Capital Trust XXVII	7.000%	11/01/39	A2	8,100,800
1,800		JPMorgan Chase Capital XXV	6.800%	10/01/37	A2	1,815,955
17,319		JPMorgan Chase Capital Trust XI	5.875%	6/15/33	A2	441,635
3,200		MBNA Corporation, Capital Trust	8.278%	12/01/26	BB+	3,168,000
300		NB Capital Trust IV	8.250%	4/15/27	BB+	296,250
		Total Diversified Financial Services				59,134,177

Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Electric Utilities – 0.9%
1,700	FPL Group Capital Inc.	6.350%	10/01/16	BBB	$1,717,000
7,700	PPL Capital Funding, Inc.	6.700%	3/30/17	BB+	7,603,750
	Total Electric Utilities				9,320,750
	Insurance – 22.4%
8,714	Allstate Corporation	6.125%	5/15/67	Baa1	8,218,609
2,150	AXA SA, 144A	6.463%	12/14/18	Baa1	1,580,250
9,450	AXA SA, 144A	6.379%	12/14/36	Baa1	7,063,875
11,350	AXA	8.600%	12/15/30	A3	11,669,854
117	Axis Capital Holdings Limited	7.500%	12/01/15	BBB	11,141,209
12,659	Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	11,013,330
23,200	Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	17,400,000
6,600	Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/16	A-	6,534,000
10,481	Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	9,799,735
2,500	Lincoln National Corporation	6.050%	4/20/17	BBB	2,225,000
5,946	Lincoln National Corporation	7.000%	5/17/66	BBB	5,618,970
16,600	MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	17,720,500
1,400	MetLife Capital Trust X, 144A	9.250%	4/08/68	BBB	1,655,500
21,514	National Financial Services Inc.	6.750%	5/15/37	Baa2	18,992,559
1,200	Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	1,169,150
14,200	Oil Insurance Limited, 144A	7.558%	12/30/56	Baa1	12,777,160
15,600	Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	15,366,000
6,300	Progressive Corporation, (3)	6.700%	6/15/67	A2	6,457,500
5,600	Prudential Financial Inc.	8.875%	6/15/18	BBB+	6,692,000
8,250	Prudential PLC	6.500%	6/29/49	A-	7,342,500
10,400	Swiss Re Capital I	6.854%	5/25/16	A	9,354,457
2,600	White Mountains Re Group Limited	7.506%	6/30/17	BB+	2,423,616
29,650	XL Capital Ltd	6.500%	10/15/57	BBB-	24,720,688
3,600	ZFS Finance USA Trust II 144A	6.450%	12/15/65	A	3,384,000
9,357	ZFS Finance USA Trust V	6.500%	5/09/67	A	8,631,833
	Total Insurance				228,952,295
	Multi-Utilities – 0.7%
6,400	Dominion Resources Inc.	7.500%	6/30/16	BBB	6,720,000
	Oil, Gas & Consumable Fuels – 0.2%
1,625	TranCanada Pipelines Limited	6.350%	5/15/17	Baa1	1,642,701
	Road & Rail – 0.6%
6,400	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	6,592,000
	Thrifts & Mortgage Finance – 0.1%
500	Onbank Capital Trust I	9.250%	2/01/27	BBB	511,830
	U.S. Agency – 0.5%
2,800	AgFirst Farm Credit Bank	7.300%	12/15/53	A	2,854,376
2	Farm Credit Bank of Texas	10.000%	12/15/60	A3	1,965,094
	Total U.S. Agency				4,819,470
	Wireless Telecommunication Services – 3.5%
31	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	35,693,357
	Total Capital Preferred Securities (cost $570,118,606)				564,899,834
Shares	Description (1)	Coupon		Ratings (2)	Value
	Convertible Preferred Securities – 0.3% (0.2% of Total Investments)
	Commerical Banks – 0.3%
3,100,000	Credit Suisse AG	7.875%	12/12/49	BBB	$3,146,500
	Total Convertible Preferred Securities (cost $3,217,496)				3,146,500

Nuveen Investments

JPS

Nuveen Quality Preferred Income Fund 2 (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Shares	Description (1)			Value
	Investment Companies – 3.6% (2.6% of Total Investments)
838,654	BlackRock Credit Allocation Income Trust II			$8,722,002
840,122	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.			15,265,017
728,065	John Hancock Preferred Income Fund III			13,185,256
	Total Investment Companies (cost $46,842,774)			37,172,275
Principal Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 5.4% (3.9% of Total Investments)
$55,274	Repurchase Agreement with Fixed Income Corporation, dated 1/31/12, repurchase price $55,274,258, collateralized by $49,935,000, U.S. Treasury Notes, 4.000%, due 2/15/15, value $56,380,260	0.010%	2/01/12	$55,274,243
	Total Short-Term Investments (cost $55,274,243)			55,274,243
	Total Investments (cost $1,422,281,046) – 138.8%			1,418,593,749
	Borrowings – (38.5)% (6), (7)			(394,000,000)
	Other Assets Less Liabilities – (0.3)% (8)			(2,354,721)
	Net Assets Applicable to Common Shares – 100%			$1,022,239,028

Investments in Derivatives at January 31, 2012

Interest Rates Swaps outstanding:

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$77,200,000	Receive	1-Month USD-LIBOR	0.360%	Monthly	3/21/12	$(4,754)
JPMorgan	77,200,000	Receive	1-Month USD-LIBOR	1.193	Monthly	3/21/14	(1,425,778)
Morgan Stanley	77,200,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(4,430,652)
							$(5,861,184)

*  Annualized

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2)  Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

  (3)  Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

  (4)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (5)  Principal Amount (000) rounds to less than $1000.

  (6)  Borrowings as a percentage of Total Investments is 27.8%.

  (7)  The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of January 31, 2012, investments with a value of $1,164,975,422 have been pledged as collateral for Borrowings.

  (8)  Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at January 31, 2012.

  N/R  Not rated.

  144A  Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

  CORTS  Corporate Backed Trust Securities.

  PPLUS  PreferredPlus Trust.

  USD-LIBOR  United States Dollar–London Inter-Bank Offered Rate.

    See accompanying notes to financial statements.

Nuveen Investments

JHP

Nuveen Quality Preferred Income Fund 3

Portfolio of INVESTMENTS

  January 31, 2012 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	$25 Par (or similar) Preferred Securities – 64.1% (46.0% of Total Investments)
	Capital Markets – 8.5%
60,600	Ameriprise Financial, Inc.	7.750%	A	$1,713,768
2,100	Charles Schwab Corporation	7.000%	BBB+	2,156,112
135,400	Credit Suisse	7.900%	A3	3,555,604
388,759	Deutsche Bank Capital Funding Trust II	6.550%	BBB	8,669,326
2,100	Deutsche Bank Contingent Capital Trust III	7.600%	BBB	51,975
12,200	Goldman Sachs Group Inc., Series GSC-3 (PPLUS)	6.000%	A3	278,892
7,600	Merrill Lynch Capital Trust I	6.450%	BB+	167,200
	Total Capital Markets			16,592,877
	Commercial Banks – 5.7%
400	ABN AMRO North America Capital Funding, 144A	6.968%	BB+	239,125
70,158	Banco Santander Finance	10.500%	BBB+	1,913,910
31,200	BB&T Capital Trust VI,	9.600%	Baa1	828,360
21,200	BB&T Capital Trust VII	8.100%	Baa1	554,804
300,000	BPCE SA	13.000%	BBB-	281,897
1,500,000	HSBC Bank PLC	1.000%	A-	675,000
25,000	HSBC Holdings PLC, (4)	8.000%	A3	675,500
4,500	HSBC USA Inc., Series F	2.858%	BBB+	199,665
2,700,000	National Australia Bank	8.000%	Baa1	2,903,850
2,000	PNC Financial Services Inc.	6.750%	BBB	2,069,340
52,500	Royal Bank of Scotland Group PLC, Series L	5.750%	BB	878,325
	Total Commercial Banks			11,219,776
	Diversified Financial Services – 6.0%
35,700	BAC Capital Trust X	6.250%	BB+	794,325
30,100	BAC Capital Trust XII	6.875%	BB+	701,631
35,000	Citigroup Capital Trust XI	6.000%	Baa3	819,350
54,185	Citigroup Capital XIII	7.875%	Ba1	1,459,744
24,300	Citigroup Capital XVI	6.450%	Baa3	581,742
59,100	Countrywide Capital Trust IV	6.750%	BB+	1,355,754
239,500	ING Groep N.V	7.050%	BBB	5,120,510
10,000	ING Groep N.V	6.125%	BBB	187,700
3,300	Merrill Lynch Capital Trust II	6.450%	BB+	72,501
13,420	Merrill Lynch Capital Trust III	7.375%	BB+	327,985
12,480	National Rural Utilities Cooperative Finance Corporation	5.950%	A3	316,867
	Total Diversified Financial Services			11,738,109
	Diversified Telecommunication Services – 0.4%
26,800	Qwest Corporation	7.500%	BBB-	709,664
4,245	Qwest Corporation	7.375%	BBB-	112,195
	Total Diversified Telecommunication Services			821,859
	Electric Utilities – 1.4%
10,000	Alabama Power Company	6.450%	BBB+	273,438
10,000	Entergy Arkansas Inc.	5.750%	A-	271,800
78,100	Entergy Texas Inc.	7.875%	BBB+	2,258,652
	Total Electric Utilities			2,803,890
	Food Products – 0.5%
10,400	Dairy Farmers of America Inc., 144A	7.875%	BBB-	988,000

Nuveen Investments

JHP

Nuveen Quality Preferred Income Fund 3 (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value
	Insurance – 16.0%
319,390	Aegon N.V	6.375%	Baa1	$6,902,018
75,054	Allianz SE	8.375%	A+	1,972,517
167,330	Arch Capital Group Limited	8.000%	BBB	4,302,054
1,250,000	Dai-Ichi Mutual Life, 144A	7.250%	A3	1,305,024
90,100	Delphi Financial Group, Inc.	7.376%	BB+	2,223,668
103,767	EverestRe Capital Trust II	6.200%	Baa1	2,661,624
9,900	PartnerRe Limited, Series C	7.250%	BBB+	266,013
167,107	PartnerRe Limited, Series E	6.750%	BBB+	4,256,215
55,878	PLC Capital Trust III	7.500%	BBB	1,420,978
20,130	PLC Capital Trust IV	7.250%	BBB	508,081
3,534	PLC Capital Trust V	6.125%	BBB	87,608
141,063	Protective Life Corporation	7.250%	BBB	3,559,019
63,344	Prudential PLC	6.750%	A-	1,626,040
4,441	W. R. Berkley Corporation, Capital Trust II	6.750%	BBB-	112,491
	Total Insurance			31,203,350
	Media – 0.8%
58,700	CBS Corporation	6.750%	BBB	1,494,502
	Multi-Utilities – 2.7%
96,366	Dominion Resources Inc.	8.375%	BBB	2,813,887
88,100	Xcel Energy Inc.	7.600%	BBB	2,396,320
	Total Multi-Utilities			5,210,207
	Oil, Gas & Consumable Fuels – 2.4%
180,508	Nexen Inc.	7.350%	BB+	4,592,124
	Pharmaceuticals – 0.1%
6,500	Bristol Myers Squibb Company (CORTS)	6.250%	A+	166,465
	Real Estate/Mortgage – 16.0%
8,000	CommomWealth REIT	7.250%	Baa3	199,360
41,916	CommomWealth REIT	7.125%	Baa3	1,052,930
54,287	Hospitality Properties Trust, (4)	7.125%	BB	1,354,461
21,216	Kimco Realty Corporation, Series F	6.650%	Baa2	532,522
148,636	Kimco Realty Corporation, Series G	7.750%	Baa2	3,882,372
58,700	Realty Income Corporation, WI/DD	6.625%	Baa2	1,464,318
11,100	Prologis Inc., Series G	6.750%	BB	274,059
10,000	PS Business Parks, Inc.	6.875%	BBB-	258,500
37,300	PS Business Parks, Inc.	6.700%	BBB-	936,976
7,621	Public Storage, Inc., Series X	6.450%	BBB+	192,888
77,300	Public Storage, Inc., Series Y, (4)	6.850%	BBB+	2,205,469
96,525	Public Storage, Inc.	6.750%	Baa1	2,431,465
17,906	Realty Income Corporation	6.750%	Baa2	452,485
67,709	Regency Centers Corporation	7.250%	Baa3	1,738,090
108,431	Regency Centers Corporation	6.700%	Baa3	2,716,197
155,320	Vornado Realty LP	7.875%	BBB	4,348,960
80,367	Wachovia Preferred Funding Corporation, (3)	7.250%	BBB+	2,093,560
208,831	Weingarten Realty Trust	8.100%	BBB	5,055,799
	Total Real Estate/Mortgage			31,190,411
	U.S. Agency – 2.0%
44,500	Cobank Agricultural Credit Bank, 144A	7.000%	N/R	2,023,362
16,000	Cobank Agricultural Credit Bank	11.000%	A	825,501
20,200	Cobank Agricultural Credit Bank	11.000%	A	1,077,545
	Total U.S. Agency			3,926,408

Nuveen Investments

Shares	Description (1)	Coupon		Ratings (2)	Value
	Wireless Telecommunication Services – 1.6%
70,400	Telephone and Data Systems Inc.	7.000%		Baa2	$1,876,160
31,000	Telephone and Data Systems Inc.	6.875%		Baa2	814,990
19,791	United States Cellular Corporation	6.950%		Baa2	525,053
	Total Wireless Telecommunication Services				3,216,203
	Total $25 Par (or similar) Preferred Securities (cost $120,719,308)				125,164,181
Principal Amount (000)	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Corporate Bonds – 5.4% (3.9% of Total Investments)
	Capital Markets – 0.7%
$200	Man Group PLC	5.000%	8/09/17	Baa3	$167,613
1,795	State Street Capital Trust IV	1.560%	6/15/77	A3	1,212,140
1,995	Total Capital Markets				1,379,753
	Commercial Banks – 1.2%
800	BNP Paribas, 144A	5.186%	6/29/15	BBB+	576,000
250	Den Norske Bank	0.625%	2/18/35	Baa1	132,500
250	Den Norske Bank	0.650%	2/24/37	Baa1	132,500
1,000	Groupe BCPE	3.800%	12/30/49	BBB-	434,150
650	LBG Capital I PLC, 144A	7.875%	11/01/20	BB	539,500
700	Lloyds Banking Group LBG Capital 1, 144A	8.000%	6/15/20	BB-	553,000
3,650	Total Commercial Banks				2,367,650
	Diversified Financial Services – 0.1%
300	Fortis Hybrid Financing	8.250%	8/27/49	BBB	210,000
	Electric Utilities – 0.2%
450	FPL Group Capital Inc.	6.650%	6/15/17	BBB	455,625
	Insurance – 2.8%
6,100	QBE Capital Funding Trust II, 144A	7.250%	5/24/41	BBB+	5,394,370
	Multi-Utilities – 0.4%
900	Dominion Resources Inc.	2.881%	9/30/66	BBB	779,388
$13,395	Total Corporate Bonds (cost $11,581,846)				10,586,786
Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Capital Preferred Securities – 60.7% (43.5% of Total Investments)
	Capital Markets – 1.3%
$1,200	BNY Institutional Capital, 144A, (3)	7.780%	12/01/26	A1	$1,221,000
400	Credit Suisse Guernsey	1.147%	5/15/17	A3	255,776
900	Deutsche Bank Capital Funding Trust I	3.371%	12/29/49	BBB	553,500
800	Goldman Sachs Capital II	5.793%	6/01/12	Baa2	546,000
	Total Capital Markets				2,576,276
	Commercial Banks – 18.9%
2,200	Abbey National Capital Trust I	8.963%	6/30/30	BBB+	1,958,000
1,000	ABN AMRO North America Holding Capital, 144A	6.523%	12/31/49	BB+	750,000
650	Banco Santander Finance	10.500%	9/29/49	BBB+	663,052
2,300	Barclays Bank PLC, 144A	7.434%	12/15/17	BBB	2,254,000
500	Barclays Bank PLC, Regulation S, 144A	6.860%	6/15/32	BBB	435,000
1,000	Barclays Bank PLC	6.278%	12/15/34	BBB	810,938

Nuveen Investments

JHP

Nuveen Quality Preferred Income Fund 3 (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Principal Amount (000)/ Shares		Description (1)	Coupon	Maturity	Ratings (2)	Value
2,000		BB&T Capital Trust IV	6.820%	6/12/77	Baa1	$2,020,000
1,000		First Empire Capital Trust I	8.234%	2/01/27	BBB	999,769
700		First Empire Capital Trust II	8.277%	6/01/27	BBB	723,722
8,485		First Union Capital Trust II, Series A	7.950%	11/15/29	BBB+	8,932,287
500		Fulton Capital Trust I	6.290%	2/01/36	Baa3	412,500
2,700		HBOS Capital Funding LP, 144A	6.071%	6/30/14	BB	1,944,000
1,500		HSBC Bank PLC	0.600%	6/11/49	A-	675,000
1,500		HSBC Financial Capital Trust IX	5.911%	11/30/35	BBB+	1,297,500
1,900		Nordea Bank AB	8.375%	3/25/15	BBB+	1,996,900
900		North Fork Capital Trust II	8.000%	12/15/27	Baa3	906,750
1,600		Rabobank Nederland, 144A	11.000%	6/30/19	A	1,980,000
200		Societe Generale, 144A	1.333%	12/31/49	BBB-	97,636
200		Societe Generale, 144A	5.922%	4/05/57	BBB-	148,149
2,800		Societe Generale	8.750%	10/07/49	BBB-	2,310,000
100		Standard Chartered PLC, 144A	6.409%	1/30/17	BBB+	86,945
1,200		Standard Chartered PLC, 144A	7.014%	7/30/37	BBB+	1,159,190
—	(5)	Union Planters Preferred Fund, 144A	7.750%	7/15/53	B+	4,411,125
		Total Commercial Banks				36,972,463
		Consumer Finance – 0.9%
1,800		Capital One Capital IV Corporation	6.745%	2/05/82	Baa3	1,811,250
		Diversified Financial Services – 6.2%
2,100		BankAmerica Capital II, Series 2	8.000%	12/15/26	BB+	2,058,000
1,700		CitiGroup Capital XXI	8.300%	12/21/77	Baa3	1,730,260
2,000		JPMorgan Chase Capital Trust XX Series T	6.550%	9/29/36	A2	2,011,420
1,500		JPMorgan Chase Capital Trust XXVII	7.000%	11/01/39	A2	1,518,900
2,340		JPMorgan Chase Capital XXV	6.800%	10/01/37	A2	2,360,742
2,000		NB Capital Trust II	7.830%	12/15/26	BB+	1,950,000
400		NB Capital Trust IV	8.250%	4/15/27	BB+	395,000
		Total Diversified Financial Services				12,024,322
		Electric Utilities – 1.1%
2,000		FPL Group Capital Inc.	7.300%	9/01/17	BBB	2,106,000
		Insurance – 25.1%
1,700		Allstate Corporation	6.125%	5/15/67	Baa1	1,603,355
150		AXA S.A., 144A	6.463%	12/14/18	Baa1	110,250
4,300		AXA SA, 144A	6.379%	12/14/36	Baa1	3,214,250
1,200		AXA	8.600%	12/15/30	A3	1,233,817
34		Axis Capital Holdings Limited	7.500%	12/01/15	BBB	3,245,939
3,000		Catlin Insurance Company Limited	7.249%	1/19/17	BBB+	2,610,000
3,125		Glen Meadows Pass Through Trust	6.505%	2/15/17	BB+	2,343,750
1,850		Great West Life and Annuity Insurance Company, 144A	7.153%	5/16/16	A-	1,831,500
800		Liberty Mutual Group, 144A	7.800%	3/15/37	Baa3	748,000
4,100		Lincoln National Corporation	7.000%	5/17/66	BBB	3,874,500
3,200		MetLife Capital Trust IV, 144A	7.875%	12/15/67	BBB	3,416,000
4,800		National Financial Services Inc.	6.750%	5/15/37	Baa2	4,237,440
400		Nationwide Financial Services Capital Trust	7.899%	3/01/37	Baa2	389,717
2,800		Oil Insurance Limited, 144A	7.558%	12/30/56	Baa1	2,519,440
1,600		Old Mutual Capital Funding, Notes	8.000%	6/22/53	Baa3	1,576,000
2,000		Progressive Corporation	6.700%	6/15/67	A2	2,050,000
1,500		Prudential Financial Inc.	8.875%	6/15/18	BBB+	1,792,500
1,700		Prudential PLC	6.500%	6/29/49	A-	1,513,000
1,900		Swiss Re Capital I	6.854%	5/25/16	A	1,708,987
900		White Mountains Re Group Limited	7.506%	6/30/17	BB+	838,944
6,600		XL Capital Ltd	6.500%	10/15/57	BBB-	5,502,750
2,700		ZFS Finance USA Trust II 144A	6.450%	12/15/65	A	2,538,000
154		ZFS Finance USA Trust V	6.500%	5/09/67	A	142,065
		Total Insurance				49,040,204

Nuveen Investments

Principal Amount (000)/ Shares	Description (1)	Coupon	Maturity	Ratings (2)	Value
	Multi-Utilities – 0.3%
500	Dominion Resources Inc.	7.500%	6/30/16	BBB	$525,000
	Road & Rail – 1.7%
3,185	Burlington Northern Santa Fe Funding Trust I	6.613%	12/15/55	BBB	3,280,550
	U.S. Agency – 0.9%
1,800	AgFirst Farm Credit Bank	7.300%	12/15/53	A	1,834,956
	Wireless Telecommunication Services – 4.3%
7	Centaur Funding Corporation, Series B	9.080%	4/21/20	BBB	8,292,282
	Total Capital Preferred Securities (cost $118,672,641)				118,463,303
Shares	Description (1)	Coupon		Ratings (2)	Value
	Convertible Preferred Securities – 0.1% (0.1% of Total Investments)
	Commercial Banks – 0.1%
1,512	KeyCorp Convertible Preferred Stock	7.750%		BBB-	$163,886
	Real Estate – 0.0%
3,000	CommonWealth REIT	6.500%		Baa3	63,450
	Total Convertible Preferred Securities (cost $210,293)				227,336
Shares	Description (1)				Value
	Investment Companies – 3.9% (2.8% of Total Investments)
172,099	BlackRock Credit Allocation Income Trust II				$1,789,829
161,342	Flaherty and Crumrine/Claymore Preferred Securities Income Fund Inc.				2,931,584
157,399	John Hancock Preferred Income Fund III				2,850,496
	Total Investment Companies (cost $9,576,927)				7,571,909
Principal Amount (000)	Description (1)	Coupon	Maturity		Value
	Short-Term Investments – 5.2% (3.7% of Total Investments)
$10,183	Repurchase Agreement with Fixed Income Corporation, dated 1/31/12, repurchase price $10,182,948, collateralized by $9,200,000, U.S. Treasury Notes, 4.000%, due 2/15/16, value $10,387,472	0.010%	2/01/12		$10,182,945
	Total Short-Term Investments (cost $10,182,945)				10,182,945
	Total Investments (cost $270,943,960) – 139.4%				272,196,460
	Borrowings – (38.4)% (6), (7)				(75,000,000)
	Other Assets Less Liabilities – (1.0)% (8)				(1,992,810)
	Net Assets Applicable to Common Shares – 100%				$195,203,650

Nuveen Investments

JHP

Nuveen Quality Preferred Income Fund 3 (continued)

Portfolio of INVESTMENTS January 31, 2012 (Unaudited)

Investments in Derivatives at January 31, 2012

Interest Rates Swaps outstanding:

Counterparty	Notional Amount	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate*	Fixed Rate Payment Frequency	Termination Date	Unrealized Appreciation (Depreciation)
JPMorgan	$14,725,000	Receive	1-Month USD-LIBOR	0.360%	Monthly	3/21/12	$(907)
JPMorgan	14,725,000	Receive	1-Month USD-LIBOR	1.193	Monthly	3/21/14	(271,951)
Morgan Stanley	14,725,000	Receive	1-Month USD-LIBOR	2.064	Monthly	3/21/16	(845,095)
							$(1,117,953)

*  Annualized.

    For Fund portfolio compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

  (1)  All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.

  (2)  Ratings: Using the highest of Standard & Poor's Group ("Standard & Poor's"), Moody's Investors Service, Inc. ("Moody's") or Fitch, Inc. ("Fitch") rating. Ratings below BBB by Standard & Poor's, Baa by Moody's or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

  (3)  Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.

  (4)  Non-income producing; issuer has not declared a dividend within the past twelve months.

  (5)  Principal Amount (000) rounds to less than $1,000.

  (6)  Borrowings as a percentage of Total Investments is 27.6%.

  (7)  The Fund may pledge up to 100% of its eligible investments in the Portfolio of Investments as collateral for Borrowings. As of January 31, 2012, investments with a value of $226,238,922 have been pledged as collateral for Borrowings.

  (8)  Other Assets Less Liabilities includes the net Unrealized Appreciation (Depreciation) of derivative instruments as noted within Investments in Derivatives at January 31, 2012.

  N/R  Not rated.

  144A  Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

  CORTS  Corporate Backed Trust Securities.

  PPLUS  PreferredPlus Trust.

  WI/DD  Purchased on a when-issued or delayed delivery basis.

  USD-LIBOR  United States Dollar–London Inter-Bank Offered Rate.

    See accompanying notes to financial statements.

Nuveen Investments

Statement of

ASSETS & LIABILITIES

  January 31, 2012 (Unaudited)

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Assets
Investments, at value (cost $723,764,786, $1,422,281,046 and $270,943,960, respectively)	$729,575,384	$1,418,593,749	$272,196,460
Cash	466,522	202,204	3,205
Receivables:
Dividends	782,297	1,280,130	285,207
Interest	4,831,134	9,992,873	1,816,713
Investments sold	—	258,557	—
Other assets	88,853	169,946	31,922
Total assets	735,744,190	1,430,497,459	274,333,507
Liabilities
Borrowings	201,000,000	394,000,000	75,000,000
Unrealized depreciation on interest rate swaps	2,939,608	5,861,184	1,117,953
Payables:
Common share dividends payable	3,182,563	6,482,368	1,215,836
Investments purchased	6,527,776	280,781	1,464,318
Accrued expenses:
Interest on borrowings	16,090	31,585	6,005
Management fees	522,100	1,004,834	196,509
Other	336,357	597,679	129,236
Total liabilities	214,524,494	408,258,431	79,129,857
Net assets applicable to Common shares	$521,219,696	$1,022,239,028	$195,203,650
Common shares outstanding	64,632,295	120,321,842	23,719,595
Net asset value per Common share outstanding (net assets applicable to Common shares, divided by Common shares outstanding)	$8.06	$8.50	$8.23
Net assets applicable to Common shares consist of:
Common shares, $.01 par value per share	$646,323	$1,203,218	$237,196
Paid-in surplus	882,006,538	1,687,923,171	329,685,389
Undistributed (Over-distribution of) net investment income	5,595,039	2,585,802	(471,831)
Accumulated net realized gain (loss)	(369,899,194)	(659,924,682)	(134,381,651)
Net unrealized appreciation (depreciation)	2,870,990	(9,548,481)	134,547
Net assets applicable to Common shares	$521,219,696	$1,022,239,028	$195,203,650
Authorized shares:
Common	Unlimited	Unlimited	Unlimited
FundPreferred	Unlimited	Unlimited	Unlimited

See accompanying notes to financial statements.

Nuveen Investments

Statement of

OPERATIONS

Six Months Ended January 31, 2012 (Unaudited)

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Investment Income
Dividends	$14,550,174	$27,619,687	$5,196,715
Interest	10,982,225	22,415,777	4,245,162
Total investment income	25,532,399	50,035,464	9,441,877
Expenses
Management fees	2,966,108	5,730,270	1,118,411
Interest expense on borrowings	1,415,330	2,787,827	529,726
Shareholders' servicing agent fees and expenses	2,641	3,338	599
Custodian's fees and expenses	52,834	98,651	24,284
Trustees' fees and expenses	14,817	29,119	5,542
Professional fees	—	5,688	—
Shareholders' reports — printing and mailing expenses	86,471	141,869	30,432
Stock exchange listing fees	10,796	20,097	4,496
Investor relations expense	49,238	86,397	8,712
Other expenses	3,782	16,312	—
Total expenses before custodian fee credit	4,602,017	8,919,568	1,722,202
Custodian fee credit	(48)	(57)	(16)
Net expenses	4,601,969	8,919,511	1,722,186
Net investment income (loss)	20,930,430	41,115,953	7,719,691
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments and foreign currency	(321,663)	(1,448,660)	(67,472)
Interest rate swaps	(565,994)	(1,128,517)	(215,251)
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(11,235,636)	(29,549,861)	(5,512,749)
Interest rate swaps	(1,259,817)	(2,511,905)	(479,117)
Net realized and unrealized gain (loss)	(13,383,110)	(34,638,943)	(6,274,589)
Net increase (decrease) in net assets applicable to Common shares from operations	$7,547,320	$6,477,010	$1,445,102

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CHANGES in NET ASSETS (Unaudited)

	Quality Preferred Income (JTP)			Quality Preferred Income 2 (JPS)
	Six Months Ended 1/31/12	Seven Months Ended 7/31/11	Year Ended 12/31/10	Six Months Ended 1/31/12	Seven Months Ended 7/31/11	Year Ended 12/31/10
Operations
Net investment income (loss)	$20,930,430	$22,341,737	$41,883,329	$41,115,953	$44,637,240	$83,019,337
Net realized gain (loss) from:
Investments and foreign currency	(321,663)	1,144,421	(3,028,241)	(1,448,660)	3,022,882	(9,421,988)
Interest rate swaps	(565,994)	(383,193)	—	(1,128,517)	(764,036)	—
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(11,235,636)	12,913,213	64,050,994	(29,549,861)	18,327,998	122,415,711
Interest rate swaps	(1,259,817)	(1,679,791)	—	(2,511,905)	(3,349,279)	—
Net increase (decrease) in net assets applicable to Common shares from operations	7,547,320	34,336,387	102,906,082	6,477,010	61,874,805	196,013,060
Distribution to Common Shareholders
From net investment income	(19,389,688)	(22,621,303)	(37,745,260)	(39,706,209)	(46,323,910)	(78,449,841)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(19,389,688)	(22,621,303)	(37,745,260)	(39,706,209)	(46,323,910)	(78,449,841)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestments of distributions	—	—	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	—	—	—	—	—	—
Net increase (decrease) in net assets applicable to Common shares	(11,842,368)	11,715,084	65,160,822	(33,229,199)	15,550,895	117,563,219
Net assets applicable to Common shares at the beginning of period	533,062,064	521,346,980	456,186,158	1,055,468,227	1,039,917,332	922,354,113
Net assets applicable to Common shares at the end of period	$521,219,696	$533,062,064	$521,346,980	$1,022,239,028	$1,055,468,227	$1,039,917,332
Undistribution (Over-distribution of) net investment income at the end of period	$5,595,039	$4,054,297	$10,037,866	$2,585,802	$1,176,058	$6,519,710

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CHANGES in NET ASSETS (Unaudited) (continued)

	Quality Preferred Income 3 (JHP)
	Six Months Ended 1/31/12	Seven Months Ended 7/31/11	Year Ended 12/31/10
Operations
Net investment income (loss)	$7,719,691	$8,489,109	$15,383,796
Net realized gain (loss) from:
Investments and foreign currency	(67,472)	735,225	476,202
Interest rate swaps	(215,251)	(145,731)	—
Change in net unrealized appreciation (depreciation) of:
Investments and foreign currency	(5,512,749)	2,818,458	20,558,969
Interest rate swaps	(479,117)	(638,836)	—
Net increase (decrease) in net assets applicable to Common shares from operations	1,445,102	11,258,225	36,418,967
Distribution to Common Shareholders
From net investment income	(7,399,856)	(8,633,012)	(14,608,313)
Decrease in net assets applicable to Common shares from distributions to Common shareholders	(7,399,856)	(8,633,012)	(14,608,313)
Capital Share Transactions
Net proceeds from Common shares issued to shareholders due to reinvestments of distributions	19,884	—	25,644
Net increase (decrease) in net assets applicable to Common shares from capital share transactions	19,884	—	25,644
Net increase (decrease) in net assets applicable to Common shares	(5,934,870)	2,625,213	21,836,298
Net assets applicable to Common shares at the beginning of period	201,138,520	198,513,307	176,677,009
Net assets applicable to Common shares at the end of period	$195,203,650	$201,138,520	$198,513,307
Undistribution (Over-distribution of) net investment income at the end of period	$(471,831)	$(791,666)	$1,697,492

See accompanying notes to financial statements.

Nuveen Investments

Statement of

CASH FLOWS

Six Months Ended January 31, 2012 (Unaudited)

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Cash Flows from Operating Activities:
Net Increase (Decrease) in Net Assets Applicable to Common Shares from Operations	$7,547,320	$6,477,010	$1,445,102
Adjustments to reconcile the net increase (decrease) in net assets applicable to Common shares from operations to net cash provided by (used in) operating activities:
Purchases of investments	(84,835,270)	(110,154,063)	(26,276,146)
Proceeds from sales and maturities of investments	53,571,950	71,225,051	16,679,185
Proceeds from (Purchases of) short-term investments, net	(22,475,255)	(46,296,973)	(8,474,942)
Proceeds from (Payments for) interest rate swap contracts	(565,994)	(1,128,517)	(215,251)
Amortization (Accretion) of premiums and discounts, net	147,624	214,636	53,367
(Increase) Decrease in:
Receivable for dividends	216,806	539,634	62,410
Receivable for interest	(504,156)	(1,188,912)	(131,971)
Receivable for investments sold	626,377	(68,912)	391,420
Other assets	51,125	92,547	21,241
Increase (Decrease) in:
Payable for investments purchased	6,527,776	280,781	1,464,318
Accrued interest on borrowings	(5,471)	(11,216)	(2,160)
Accrued management fees	9,916	7,088	1,441
Accrued other expenses	1,800	3,620	(8,142)
Net realized (gain) loss from:
Investments and foreign currency	321,663	1,448,660	67,472
Interest rate swaps	565,994	1,128,517	215,251
Change in net unrealized (appreciation) depreciation of:
Investments and foreign currency	11,235,636	29,549,861	5,512,749
Interest rate swaps	1,259,817	2,511,905	479,117
Taxes paid on undistributed capital gains	—	—	(5,496)
Net cash provided by (used in) operating activities	(26,302,342)	(45,369,283)	(8,721,035)
Cash Flows from Financing Activities:
Increase (Decrease) in borrowings	46,125,000	85,200,000	16,100,000
Cash distributions paid to Common shareholders	(19,373,019)	(39,628,513)	(7,375,760)
Net cash provided by (used in) financing activities	26,751,981	45,571,487	8,724,240
Net Increase (Decrease) in Cash	449,639	202,204	3,205
Cash at the beginning of period	16,883	—	—
Cash at the End of Period	$466,522	$202,204	$3,205
Supplemental Disclosure of Cash Flow Information

Cash paid for interest on borrowings (excluding borrowing costs) was $1,288,301, $2,544,043 and $484,386 for Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP), respectively.
Non-cash financing activities not included herein consists of reinvestments of Common share distributions of $19,884 for Quality Preferred Income 3 (JHP).

See accompanying notes to financial statements.

Nuveen Investments

Financial

HIGHLIGHTS (Unaudited)

Selected data for a Common share outstanding throughout each period:

		Investment Operations					Less Distributions
	Beginning Common Share Net Asset Value	Net Investment Income (Loss)(a)	Net Realized/ Unrealized Gain (Loss)	Distributions from Net Investment Income to FundPreferred Share- holders(b)	Distributions from Capital Gains to FundPreferred Share- holders(b)	Total	Net Investment Income to Common Share- holders	Capital Gains to Common Share- holders	Return of Capital to Common Share- holders	Total
Quality Preferred Income (JTP)
Year Ended 7/31:
2012(g)	$8.25	$.32	$(.21)	$—	$—	$0.11	$(.30)	$—	$—	$(.30)
2011(h)	8.07	.35	.18	—	—	.53	(.35)	—	—	(.35)
Year Ended 12/31:
2010	7.06	.65	.94	—	—	1.59	(.58)	—	—	(.58)
2009	5.25	.63	1.82	— *	—	2.45	(.57)	—	(.07)	(.64)
2008	11.06	1.10	(5.81)	(.19)	—	(4.90)	(.90)	—	(.01)	(.91)
2007	14.10	1.29	(2.96)	(.35)	—	(2.02)	(.93)	—	(.09)	(1.02)
2006	14.20	1.28	.02	(.32)	—	.98	(1.08)	—	—	(1.08)
Quality Preferred Income 2 (JPS)
Year Ended 7/31:
2012(g)	8.77	.34	(.28)	—	—	.06	(.33)	—	—	(.33)
2011(h)	8.64	.37	.15	—	—	.52	(.39)	—	—	(.39)
Year Ended 12/31:
2010	7.67	.69	.93	—	—	1.62	(.65)	—	—	(.65)
2009	5.42	.69	2.29	— *	—	2.98	(.70)	—	(.03)	(.73)
2008	11.57	1.18	(6.18)	(.18)	—	(5.18)	(.97)	—	—	(.97)
2007	14.66	1.34	(2.96)	(.34)	(.01)	(1.97)	(1.04)	(.04)	(.04)	(1.12)
2006	14.77	1.33	(.01)	(.31)	—	1.01	(1.12)	—	—	(1.12)
Quality Preferred Income 3 (JHP)
Year Ended 7/31:
2012(g)	8.48	.33	(.27)	—	—	.06	(.31)	—	—	(.31)
2011(h)	8.37	.36	.11	—	—	.47	(.36)	—	—	(.36)
Year Ended 12/31:
2010	7.45	.65	.89	—	—	1.54	(.62)	—	—	(.62)
2009	5.14	.63	2.34	— *	—	2.97	(.58)	—	(.08)	(.66)
2008	11.02	1.08	(5.85)	(.19)	—	(4.96)	(.90)	—	(.02)	(.92)
2007	14.22	1.31	(3.09)	(.37)	—	(2.15)	(.95)	—	(.10)	(1.05)
2006	14.29	1.31	.05	(.33)	—	1.03	(1.09)	—	(.01)	(1.10)

(a)  Per share Net Investment Income (Loss) is calculated using the average daily shares method.

(b)  The amounts shown are based on Common share equivalents.

(c)  Total Return Based on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending market price. The actual reinvestment for the last dividend declared in the period may take place over several days, and in some instances may not be based on the market price, so the actual reinvestment price may be different from the price used in the calculation. Total returns are not annualized.

  Total Return Based on Common Share Net Asset Value is the combination of changes in Common share net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. The last dividend declared in the period, which is typically paid on the first business day of the following month, is assumed to be reinvested at the ending net asset value. The actual reinvest price for the last dividend declared in the period may often be based on the Fund's market price (and not its net asset value), and therefore may be different from the price used in the calculation. Total returns are not annualized.

(d)  After expense reimbursement from the Adviser, where applicable. Ratios do not reflect the effect of custodian fee credits earned on the Fund's net cash on deposit with the custodian bank, where applicable. As of June 30, 2010, September 30, 2010 and December 31, 2010, the Adviser is no longer reimbursing Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP), respectively, for any fees and expenses.

Nuveen Investments

						Ratios/Supplemental Data
				Total Returns			Ratios to Average Net Assets Applicable to Common Shares Before Reimbursement(e)				Ratios to Average Net Assets Applicable to Common Shares After Reimbursement(d)(e)
		Ending Common Share Net Asset Value	Ending Market Value	Based on Market Value(c)	Based on Common Share Net Asset Value(c)	Ending Net Assets Applicable to Common Shares (000)	Expenses		Net Investment Income (Loss)		Expenses		Net Investment Income (Loss)		Portfolio Turnover Rate
Quality Preferred Income (JTP)
Year Ended 7/31:
2012	(g)	$8.06	$8.11	11.79%	1.51%	$521,220	1.81	%**	8.24	%**	1.81	%**	8.24	%**	8%
2011	(h)	8.25	7.54	6.62	6.74	533,062	1.61	**	7.17	**	1.61	**	7.17	**	9
Year Ended 12/31:
2010		8.07	7.40	21.94	23.09	521,347	1.65		8.37		1.60		8.42		20
2009		7.06	6.57	53.05	51.85	456,186	1.86		11.04		1.71		11.19		29
2008		5.25	4.86	(47.05)	(46.97)	339,270	2.01		11.65		1.67		11.99		24
2007		11.06	10.33	(24.60)	(15.32)	713,945	1.54		9.43		1.11		9.86		32
2006		14.10	14.84	29.51	7.26	909,608	1.50		8.70		1.02		9.18		34
Quality Preferred Income 2 (JPS)
Year Ended 7/31:
2012	(g)	8.50	$8.45	9.11	0.87	1,022,239	1.79	**	8.25	**	1.79	**	8.25	**	6
2011	(h)	8.77	8.07	7.02	5.99	1,055,468	1.58	**	7.21	**	1.58	**	7.21	**	7
Year Ended 12/31:
2010		8.64	7.90	18.31	21.99	1,039,917	1.59		8.29		1.51		8.37		25
2009		7.67	7.25	63.90	61.22	922,354	1.82		11.27		1.64		11.45		27
2008		5.42	5.04	(47.49)	(47.58)	649,377	1.96		12.02		1.59		12.39		18
2007		11.57	10.81	(22.24)	(14.32)	1,386,125	1.45		9.35		1.00		9.80		31
2006		14.66	15.12	27.75	7.09	1,753,392	1.42		8.72		.95		9.19		34
Quality Preferred Income 3 (JHP)
Year Ended 7/31:
2012	(g)	8.23	$8.42	13.76	0.92	195,204	1.82	**	8.14	**	1.82	**	8.14	**	7
2011	(h)	8.48	7.70	4.08	5.69	201,139	1.65	**	7.19	**	1.64	**	7.19	**	8
Year Ended 12/31:
2010		8.37	7.74	20.66	21.49	198,513	1.65		8.05		1.54		8.16		24
2009		7.45	6.95	54.50	63.23	176,677	1.87		10.56		1.66		10.77		35
2008		5.14	5.08	(45.66)	(48.00)	121,870	2.00		11.51		1.60		11.91		30
2007		11.02	10.51	(23.61)	(16.01)	261,081	1.60		9.38		1.10		9.87		35
2006		14.22	14.92	25.00	7.49	336,540	1.56		8.81		1.08		9.29		39

(e)  • Ratios do not reflect the effect of dividend payments to FundPreferred shareholders, where applicable.

  • Net Investment Income ratios reflect income earned and expenses incurred on assets attributable to FundPreferred shares and/or borrowings, where applicable.

  • Each ratio includes the effect of interest expense and other costs related to borrowings as follows:

Ratios of Borrowings Interest Expense to Average Net Assets Applicable to Common Shares			Ratios of Borrowings Interest Expense to Average Net Assets Applicable to Common Shares			Ratios of Borrowings Interest Expense to Average Net Assets Applicable to Common Shares
Quality Preferred Income (JTP)			Quality Preferred Income 2 (JPS)			Quality Preferred Income 3 (JHP)
Year Ended 7/31:			Year Ended 7/31:			Year Ended 7/31:
2012(g)	.56	%**	2012(g)	.56	%**	2012(g)	.56	%**
2011(h)	.38	**	2011(h)	.37	**	2011(h)	.37	**
Year Ended 12/31:			Year Ended 12/31:			Year Ended 12/31:
2010	.41		2010	.39		2010	.38
2009	.61		2009	.59		2009	.59
2008	.26		2008	.30		2008	.20
2007	—		2007	—		2007	—
2006	—		2006	—		2006	—

(g)  For the six months ended January 31, 2012.

(h)  For the seven months ended July 31, 2011.

*  Rounds to less than $.01 per share.

**  Annualized.

See accompanying notes to financial statements.

Nuveen Investments

Financial

HIGHLIGHTS (Unaudited) (continued)

	FundPreferred Shares at End of Period			Borrowings at End of Period
	Aggregate Amount Outstanding (000)	Liquidation Value Per Share	Asset Coverage Per Share	Aggregate Amount Outstanding (000)	Asset Coverage Per $1,000
Quality Preferred Income (JTP)
Year Ended 7/31:
2012(g)	$—	$—	$—	$201,000	$3,593
2011(h)	—	—	—	154,875	4,442
Year Ended 12/31:
2010	—	—	—	154,875	4,366
2009	—	—	—	153,375	3,974
2008	64,875	25,000	155,740	86,500	5,672
2007	440,000	25,000	65,565	—	—
2006	440,000	25,000	76,682	—	—
Quality Preferred Income 2 (JPS)
Year Ended 7/31:
2012(g)	—	—	—	394,000	3,595
2011(h)	—	—	—	308,800	4,418
Year Ended 12/31:
2010	—	—	—	300,000	4,466
2009	—	—	—	289,500	4,186
2008	130,000	25,000	149,880	165,200	5,718
2007	800,000	25,000	68,316	—	—
2006	800,000	25,000	79,794	—	—
Quality Preferred Income 3 (JHP)
Year Ended 7/31:
2012(g)	—	—	—	75,000	3,603
2011(h)	—	—	—	58,900	4,415
Year Ended 12/31:
2010	—	—	—	55,000	4,609
2009	—	—	—	55,000	4,212
2008	18,100	25,000	193,329	33,000	5,242
2007	166,000	25,000	64,319	—	—
2006	166,000	25,000	75,684	—	—

See accompanying notes to financial statements.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited)

1. General Information and Significant Accounting Policies

General Information

The funds covered in this report and their corresponding Common share New York Stock Exchange ("NYSE") symbols are Nuveen Quality Preferred Income Fund (JTP), Nuveen Quality Preferred Income Fund 2 (JPS) and Nuveen Quality Preferred Income Fund 3 (JHP) (each a "Fund" and collectively, the "Funds"). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end registered investment companies.

Quality Preferred Income's (JTP) investment objective is high current income consistent with capital preservation. The Fund's secondary investment objective is to enhance portfolio value. The Fund invests at least 80% of its managed assets in taxable preferred securities that, at the time of investment, are rated investment grade (Baa/BBB or better). The Fund may invest up to 20% of its managed assets in debt securities, including convertibles, rated investment grade at the time of investment.

Quality Preferred Income 2's (JPS) and Quality Preferred Income 3's (JHP) investment objective is high current income consistent with capital preservation. Each Fund's secondary investment objective is to enhance portfolio value. Each Fund invests at least 80% of its managed assets in preferred securities; up to 20% of its managed assets in debt securities, including convertible debt securities and convertible preferred securities; and 100% of each Fund's total assets in securities that, at the time of investment, are investment grade quality (BBB/Baa or better), which may include up to 10% in securities that are rated investment grade by at least one nationally recognized statistical rating organization and lower by another.

Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with U.S. generally accepted accounting principles ("U.S. GAAP").

Investment Valuation

Common stocks and other equity-type securities are valued at the last sales price on the securities exchange on which such securities are primarily traded and are generally classified as Level 1 for fair value measurement purposes. Securities primarily traded on the NASDAQ National Market ("NASDAQ") are valued, except as indicated below, at the NASDAQ Official Closing Price and are generally classified as Level 1. However, securities traded on a securities exchange or NASDAQ for which there were no transactions on a given day or securities not listed on a securities exchange or NASDAQ are valued at the quoted bid price and are generally classified as Level 2. Investments in investment companies are valued at their respective net asset values on the valuation date. These investment vehicles are generally classified as Level 1.

Prices of fixed-income securities and interest rate swap contracts are provided by a pricing service approved by the Funds' Board of Trustees. These securities are generally classified as Level 2. When price quotes are not readily available, the pricing service establishes a security's fair value using methods that may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. In pricing certain securities, particularly less liquid and lower quality securities, the pricing service may consider information about a security, its issuer, or market activity provided by Nuveen Fund Advisors, Inc. (the "Adviser"), a wholly-owned subsidiary of Nuveen Investments, Inc. ("Nuveen"). These securities are generally classified as Level 2 or Level 3 depending on the priority of the significant inputs.

Repurchase agreements are valued at contract amount plus accrued interest, which approximates market value. These securities are generally classified as Level 2.

Certain securities may not be able to be priced by the pre-established pricing methods as described above. Such securities may be valued by the Funds' Board of Trustees or its designee at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; debt securities that have gone into default and for which there is no current market quotation; a security whose market price is not available from a

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's net asset value (as may be the case in non-U.S. markets on which the security is primarily traded) or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, is not deemed to reflect the security's fair value. As a general principle, the fair value of a security would appear to be the amount that the owner might reasonably expect to receive for it in a current sale. A variety of factors may be considered in determining the fair value of such securities, which may include consideration of the following: yields or prices of investments of comparable quality, type of issue, coupon, maturity and rating, market quotes or indications of value from security dealers, evaluations of anticipated cash flows or collateral, general market conditions and other information and analysis, including the obligor's credit characteristics considered relevant. These securities are generally classified as Level 2 or as Level 3 depending on the priority of the significant inputs. Regardless of the method employed to value a particular security, all valuations are subject to review by the Funds' Board of Trustees or its designee.

Refer to Footnote 2—Fair Value Measurements for further details on the leveling of securities held by the Funds as of the end of the reporting period.

Investment Transactions

Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined on the specific identification method, which is the same basis used for federal income tax purposes. Investments purchased on a when-issued/delayed delivery basis may have extended settlement periods. Any investments so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued/delayed delivery purchase commitments. At January 31, 2012, Quality Preferred Income (JTP) and Quality Preferred Income Fund 3 (JHP) had outstanding when-issued/delayed delivery purchase commitments of $3,365,188 and $1,464,318, respectively. There were no outstanding when-issued/delayed delivery purchase commitments in Quality Preferred Income 2 (JPS).

Investment Income

Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income, which reflects the amortization of premiums and includes accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Interest income also reflects paydown gains and losses, if any.

Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all of its net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies ("RICs"). Therefore, no federal income tax provision is required.

For all open tax years and all major taxing jurisdictions, management of the Funds has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements. Open tax years are those that are open for examination by taxing authorities (i.e., generally the last four tax year ends and the interim tax period since then). Furthermore, management of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Dividends and Distributions to Common Shareholders

Dividends to Common shareholders are declared monthly. Net realized capital gains from investment transactions, if any, are declared and distributed to shareholders at least annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

Distributions to Common shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

Nuveen Investments

FundPreferred Shares

The Funds are authorized to issue auction rate preferred ("FundPreferred") shares. As of December 31, 2009, Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP) redeemed all of their outstanding FundPreferred shares, at liquidation values of $440,000,000, $800,000,000 and $166,000,000, respectively.

During the fiscal year ended December 31, 2010, lawsuits pursuing claims made in a demand letter alleging that the Funds' Board of Trustees breached their fiduciary duties related to the redemption at par of the Funds' FundPreferred shares had been filed on behalf of shareholders of the Funds, against the Adviser, the Nuveen holding company, the majority owner of the holding company, the lone interested trustee, and current and former officers of the Funds. Nuveen and the other defendants have filed a motion to dismiss the lawsuits, and on December 16, 2011, the court granted that motion dismissing the lawsuits. The plaintiffs failed to file an appeal on the court's decision within the required time period, resulting in the final disposition of the lawsuit.

Foreign Currency Transactions

Each Fund is authorized to engage in foreign currency exchange transactions, including foreign currency forwards, futures, options and swap contracts. To the extent that the Funds invest in securities and/or contracts that are denominated in a currency other than U.S. dollars, the Fund will be subject to currency risk, which is the risk that an increase in the U.S. dollar relative to the foreign currency will reduce returns or portfolio value. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund's investments denominated in that currency will lose value because its currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value. Investments and other assets and liabilities denominated in foreign currencies are converted into U.S. dollars on a spot (i.e. cash) basis at the spot rate prevailing in the foreign currency exchange market at the time of valuation. Purchases and sales of investments and income denominated in foreign currencies are translated into U.S. dollars on the respective dates of such transactions.

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments, other assets and liabilities are translated into U.S. dollars at 4:00 p.m. Eastern time. Investments, income and expenses are translated on the respective dates of such transactions. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date of the transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of a Fund and the amounts actually received.

The realized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with other assets and liabilities on investments, foreign currency forwards, futures, options purchased, options written and swaps are recognized as a component of "Net realized gain (loss) from investments and foreign currency" on the Statement of Operations, when applicable.

The unrealized gains and losses resulting from changes in foreign currency exchange rates and changes in foreign exchange rates associated with other assets and liabilities on investments are recognized as a component of "Change in unrealized appreciation (depreciation) of investments and foreign currency" on the Statement of Operations when applicable. The unrealized gains and losses resulting from changes in foreign exchange rates associated with foreign currency exchange contracts, futures, options purchased, options written and swaps are recognized as a component of "Change in net unrealized appreciation (depreciation) of foreign currency exchange contracts, futures, options purchased, options written and swap contracts" respectively on the Statement of Operations, when applicable.

Interest Rate Swap Contracts

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives and is authorized to invest in interest rate swap transactions in an attempt to manage such risk. Each Fund's use of interest rate swap contracts is intended to mitigate the negative impact that an increase in short-term interest rates could have on Common share net earnings as a result of leverage. Interest rate swap contracts involve each Fund's agreement with the counterparty to pay or receive a fixed rate payment in exchange for the counterparty receiving or paying a variable rate payment that is intended to approximate each Fund's variable rate payment obligation on FundPreferred shares or any variable rate borrowing. The payment obligation is based on the notional amount of the interest rate swap contract. Interest rate swap contracts do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to the swap counterparty on such transactions is limited to the net amount of interest payments that each Fund is to receive. Interest rate swap positions are valued daily. Each Fund accrues the fixed rate payment expected to be paid or received and the variable rate payment expected to be received or paid on interest rate swap contracts on a daily basis, and recognizes the daily change in the fair value of the Fund's contractual rights and obligations under the contracts. The net amount recorded for these transactions for each counterparty is recognized on the Statement of Assets and Liabilities as a component of "Unrealized appreciation or depreciation on interest rate swaps" with the change during the fiscal period recognized on the Statement of Operations as a component of "Change in net unrealized appreciation (depreciation) of interest rate swaps." Income received or paid by each Fund is recognized as a component of "Net realized gain (loss) from interest rate swaps" on the Statement of Operations, in addition to the net realized gains or losses recognized upon the termination of an interest rate swap contract, and are equal to the difference between the Fund's basis in the interest rate swap and the proceeds from (or cost of) the closing transaction. Payments received or made at the beginning of the measurement period are recognized as a

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

component of "Interest rate swap premiums paid and/or received" on the Statement of Assets and Liabilities. For tax purposes, periodic payments are treated as ordinary income or expense.

During the six months ended January 31, 2012, each Fund used interest rate swaps to partially fix the interest cost of leverage, which each Fund uses through the use of bank borrowings. The average notional amount of interest rate swap contracts outstanding during the six months ended January 31, 2012, was as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Average notional amount of interest rate swap contracts outstanding*	$116,156,250	$231,600,000	$44,175,000

*  The average notional amount is calculated based on the outstanding notional amount at the beginning of the fiscal year and at the end of each fiscal quarter within the current fiscal period.

Refer to Footnote 3—Derivative Instruments and Hedging Activities for further details on interest rate swap contract activity.

Market and Counterparty Credit Risk

In the normal course of business each Fund may invest in financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk) or failure of the other party to the transaction to perform (counterparty credit risk). The potential loss could exceed the value of the financial assets recorded on the financial statements. Financial assets, which potentially expose each Fund to counterparty credit risk, consist principally of cash due from counterparties on forward, option and swap transactions, when applicable. The extent of each Fund's exposure to counterparty credit risk in respect to these financial assets approximates their carrying value as recorded on the Statement of Assets and Liabilities. Futures contracts, when applicable, expose a Fund to minimal counterparty credit risk as they are exchange traded and the exchange's clearinghouse, which is counterparty to all exchange traded futures, guarantees the futures contracts against default.

Each Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor their obligations and by having the Adviser monitor the financial stability of the counterparties. Additionally, counterparties may be required to pledge collateral daily (based on the daily valuation of the financial asset) on behalf of each Fund with a value approximately equal to the amount of any unrealized gain above a pre-determined threshold. Reciprocally, when each Fund has an unrealized loss, the Funds have instructed the custodian to pledge assets of the Funds as collateral with a value approximately equal to the amount of the unrealized loss above a pre-determined threshold. Collateral pledges are monitored and subsequently adjusted if and when the valuations fluctuate, either up or down, by at least the pre-determined threshold amount.

Repurchase Agreements

In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the counterparty defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Zero Coupon Securities

Each Fund is authorized to invest in zero coupon securities. A zero coupon security does not pay a regular interest coupon to its holders during the life of the security. Income to the holder of the security comes from accretion of the difference between the original purchase price of the security at issuance and the par value of the security at maturity and is effectively paid at maturity. The market prices of zero coupon securities generally are more volatile than the market prices of securities that pay interest periodically.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by net credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments. Credits for cash balances may be offset by charges for any days on which a Fund overdraws its account at the custodian bank.

Nuveen Investments

Indemnifications

Under the Funds' organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. Fair Value Measurements

Fair value is defined as the price that the Funds would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.

Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 — Significant unobservable inputs (including management's assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of each Fund's fair value measurements as of January 31, 2012:

Quality Preferred Income (JTP)	Level 1	Level 2	Level 3	Total
Investments:
$25 Par (or similar) Preferred Securities	$302,332,094	$56,805,230	$—	$359,137,324
Corporate Bonds	—	40,026,891	—	40,026,891
Capital Preferred Securities	1,395,718	284,583,203	—	285,978,921
Convertible Preferred Securities	219,000	—	—	219,000
Investment Companies	17,207,379	—	—	17,207,379
Short-Term Investments	—	27,005,869	—	27,005,869
Derivatives:
Interest Rate Swaps*	—	(2,939,608)	—	(2,939,608)
Total	$321,154,191	$405,481,585	$—	$726,635,776
Quality Preferred Income 2 (JPS)	Level 1	Level 2	Level 3	Total
Investments:
$25 Par (or similar) Preferred Securities	$576,718,071	$107,564,737	$—	$684,282,808
Corporate Bonds	—	73,818,089	—	73,818,089
Capital Preferred Securities	441,635	564,458,199	—	564,899,834
Convertible Preferred Securities	—	3,146,500	—	3,146,500
Investment Companies	37,172,275	—	—	37,172,275
Short-Term Investments	—	55,274,243	—	55,274,243
Derivatives:
Interest Rate Swaps*	—	(5,861,184)	—	(5,861,184)
Total	$614,331,981	$798,400,584	$—	$1,412,732,565

*  Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

Quality Preferred Income 3 (JHP)	Level 1	Level 2	Level 3	Total
Investments:
$25 Par (or similar) Preferred Securities	$106,168,002	$18,996,179	$—	$125,164,181
Corporate Bonds	—	10,586,786	—	10,586,786
Capital Preferred Securities	—	118,463,303	—	118,463,303
Convertible Preferred Securities	227,336	—	—	227,336
Investment Companies	7,571,909	—	—	7,571,909
Short-Term Investments	—	10,182,945	—	10,182,945
Derivatives:
Interest Rate Swaps*	—	(1,117,953)	—	(1,117,953)
Total	$113,967,247	$157,111,260	$—	$271,078,507

*  Represents net unrealized appreciation (depreciation) as reported in the Fund's Portfolio of Investments.

During the six months ended January 31, 2012, the Funds recognized no significant transfers to or from Level 1, Level 2 or Level 3.

3. Derivative Instruments and Hedging Activities

The Funds record derivative instruments at fair value, with changes in fair value recognized on the Statement of Operations, when applicable. Even though the Funds' investments in derivatives may represent economic hedges, they are not considered to be hedge transactions for financial reporting purposes. For additional information on the derivative instruments in which the Funds were invested during and at the end of the reporting period, refer to the Portfolios of Investments, Financial Statements and Footnote 1—General Information and Significant Accounting Policies.

The following tables present the fair value of all derivative instruments held by the Funds as of January 31, 2012, the location of these instruments on the Statement of Assets and Liabilities, and the primary underlying risk exposure.

Quality Preferred Income (JTP)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	$—	Unrealized depreciation on interest rate swaps*	$2,939,608

Quality Preferred Income 2 (JPS)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	$—	Unrealized depreciation on interest rate swaps*	$5,861,184

Quality Preferred Income 3 (JHP)

		Location on the Statement of Assets and Liabilities
Underlying	Derivative	Asset Derivatives		Liability Derivatives
Risk Exposure	Instrument	Location	Value	Location	Value
Interest Rate	Swaps	Unrealized appreciation on interest rate swaps*	$—	Unrealized depreciation on interest rate swaps*	$1,117,953

*  Value represents cumulative gross unrealized appreciation (depreciation) of interest rate swap contracts as reported in each Fund's Portfolio of Investments.

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The following tables present the amount of net realized gain (loss) and change in net unrealized appreciation (depreciation) recognized for the six months ended January 31, 2012, on derivative instruments, as well as the primary risk exposure associated with each.

Net Realized Gain (Loss) from Interest Rate Swaps	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Risk Exposure
Interest Rate	$(565,994)	$(1,128,517)	$(215,251)
Change in Net Unrealized Appreciation (Depreciation) of Interest Rate Swaps	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Risk Exposure
Interest Rate	$(1,259,817)	$(2,511,905)	$(479,117)

4. Fund Shares

Common Shares

Since the inception of the Funds' repurchase program, the Funds have not repurchased any of their outstanding Common shares.

Transactions in Common shares were as follows:

	Quality Preferred Income (JTP)			Quality Preferred Income 2 (JPS)			Quality Preferred Income 3 (JHP)
	Six Months Ended 1/31/12	Seven Months Ended 7/31/11	Year Ended 12/31/10	Six Months Ended 1/31/12	Seven Months Ended 7/31/11	Year Ended 12/31/10	Six Months Ended 1/31/12	Seven Months Ended 7/31/11	Year Ended 12/31/10
Common shares issued to shareholders due to reinvestment of distributions	—	—	—	—	—	—	2,529	—	3,042

5. Investment Transactions

Purchases and sales (including maturities but excluding short-term investments and derivative transactions) during the six months ended January 31, 2012, were as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Purchases	$84,835,270	$110,154,063	$26,276,146
Sales and maturities	53,571,950	71,225,051	16,679,185

6. Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization, timing differences in the recognition of income and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts as listed below. Temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset values of the Funds.

At January 31, 2012, the cost and unrealized appreciation (depreciation) of investments (excluding investments in derivatives), as determined on a federal income tax basis, were as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Cost of investments	$722,410,630	$1,421,200,312	$272,106,008
Gross unrealized:
Appreciation	$28,672,936	$55,101,807	$11,750,468
Depreciation	(21,508,182)	(57,708,370)	(11,660,016)
Net unrealized appreciation (depreciation) of investments	$7,164,754	$(2,606,563)	$90,452

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Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

Permanent differences, primarily due to expiration of capital loss carryforwards, foreign currency reclasses, adjustments for investments in real estate investment trusts and complex securities character adjustments, resulted in reclassifications among the Funds' components of Common share net assets at July 31, 2011, the Funds' last tax year end, as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Paid-in-surplus	$(11,325,351)	$2,682,433	$2,163,833
Undistributed (Over-distribution of) net investment income	(5,704,003)	(3,656,982)	(2,345,255)
Accumulated net realized gain (loss)	17,029,354	974,549	181,422

The tax components of undistributed net ordinary income and net long-term capital gains at July 31, 2011, the Funds' last tax year end, were as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Undistributed net ordinary income *	$6,117,637	$5,618,546	$1,362,074
Undistributed net long-term capital gains	—	—	—

*  Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any. Undistributed net ordinary income (on a tax basis) has not been reduced for the dividend declared on July 1, 2011, paid on August 1, 2011.

The tax character of distributions paid during the Funds' last tax years ended July 31, 2011 and July 31, 2010, was designated for purposes of the dividends paid deduction as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Distributions from net ordinary income *	$38,520,847	$79,171,774	$14,751,546
Distributions from net long-term capital gains	—	—	—

*  Net ordinary income consists of net taxable income derived from dividends, interest and net short-term capital gains, if any.

At July 31, 2011, the Funds' last tax year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Expiration:
July 31,2015	$1,000,781	$—	$1,054,637
July 31,2016	14,951,415	19,410,408	8,151,820
July 31,2017	185,142,331	307,494,854	77,582,335
July 31,2018	164,307,763	317,825,546	47,045,512
July 31,2019	3,415,543	11,054,414	57,163
Total	$368,817,833	$655,785,222	$133,891,467

At July 31, 2011, the Fund's last tax year end, $16,197,046 of Quality Preferred Income's (JTP) capital loss carryforward expired.

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The Funds have elected to defer net realized losses from investments incurred from November 1, 2010 through July 31, 2011, the Funds' last tax year end, ("post-October losses") in accordance with federal income tax regulations. Post-October losses are treated as having arisen on the first day of the current fiscal year. The following Fund has elected to defer post-October losses as follows:

Quality Preferred Income 3 (JHP)
Post-October currency losses	$7,944

7. Management Fees and Other Transactions with Affiliates

Each Fund's management fee consists of two components – a fund-level fee, based only on the amount of assets within the Fund, and a complex-level fee, based on the aggregate amount of all eligible fund assets managed by the Adviser. This pricing structure enables Fund shareholders to benefit from growth in the assets within their respective Fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Average Daily Managed Assets*	Fund-Level Fee Rate
For the first $500 million	.7000%
For the next $500 million	.6750
For the next $500 million	.6500
For the next $500 million	.6250
For managed assets over $2 billion	.6000

The annual complex-level fee for each Fund, payable monthly, is calculated according to the following schedule:

Complex-Level Managed Asset Breakpoint Level*	Effective Rate at Breakpoint Level
$55 billion	.2000%
$56 billion	.1996
$57 billion	.1989
$60 billion	.1961
$63 billion	.1931
$66 billion	.1900
$71 billion	.1851
$76 billion	.1806
$80 billion	.1773
$91 billion	.1691
$125 billion	.1599
$200 billion	.1505
$250 billion	.1469
$300 billion	.1445

*  For the fund-level and complex-level fees, managed assets include closed-end fund assets managed by the Adviser that are attributable to financial leverage. For these purposes, financial leverage includes the funds' use of preferred stock and borrowings and certain investments in the residual interest certificates (also called inverse floating rate securities) in tender option bond (TOB) trusts, including the portion of assets held by a TOB trust that has been effectively financed by the trust's issuance of floating rate securities, subject to an agreement by the Adviser as to certain funds to limit the amount of such assets for determining managed assets in certain circumstances. The complex-level fee is calculated based upon the aggregate daily managed assets of all Nuveen funds that constitute "eligible assets." Eligible assets do not include assets attributable to investments in other Nuveen Funds and assets in excess of $2 billion added to the Nuveen Fund complex in connection with the Adviser's assumption of the management of the former First American Funds effective January 1, 2011. As of January 31, 2012, the complex-level fee rate for these Funds was .1739%.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser is responsible for the Funds' overall investment strategy and asset allocation decisions. The Adviser has entered into sub-advisory agreements with Spectrum Asset Management, Inc. ("Spectrum"), under which Spectrum manages the investment portfolios of the Funds. The Adviser is responsible for overseeing the Funds' investments in interest rate swap contracts. Spectrum is compensated for its services to the Funds from the management fees paid to the Adviser. Spectrum also receives compensation on certain portfolio transactions for providing brokerage services to the Funds. During the six months ended January 31, 2012, Quality Preferred Income (JTP), Quality Preferred Income 2 (JPS) and Quality Preferred Income 3 (JHP) paid Spectrum commissions of $22,989, $38,451 and $9,155, respectively.

The Funds pay no compensation directly to those of its trustees who are affiliated with the Adviser or to its officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all or a portion of the annual

Nuveen Investments

Notes to

FINANCIAL STATEMENTS (Unaudited) (continued)

compensation they are entitled to receive from certain Nuveen-advised funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen-advised funds.

8. Borrowing Arrangements

Each Fund has entered into a prime brokerage facility ("Borrowings") with BNP Paribas Prime Brokerage, Inc. ("BNP") as a means of financial leverage. Each Fund's maximum commitment amount under these Borrowings is as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Maximum commitment amount	$217,000,000	$427,000,000	$81,000,000

As of January 31, 2012, each Fund's outstanding balance on its Borrowings was as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Outstanding borrowings	$201,000,000	$394,000,000	$75,000,000

On November 9, 2011, each Fund amended its prime brokerage facility with BNP. Prior to November 9, 2011, each Fund's maximum commitment amount was as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Maximum commitment amount	$164,000,000	$325,000,000	$62,000,000

During the six months ended January 31, 2012, the average daily balance outstanding and average annual interest rate on each Fund's Borrowings were as follows:

	Quality Preferred Income (JTP)	Quality Preferred Income 2 (JPS)	Quality Preferred Income 3 (JHP)
Average daily balance outstanding	$171,881,890	$339,801,575	$64,782,677
Average annual interest rate	1.39%	1.39%	1.39%

In order to maintain these Borrowings, the Funds must meet certain collateral, asset coverage and other requirements. Borrowings outstanding are fully secured by securities held in each Fund's portfolio of investments. Interest is charged on these Borrowings for each Fund at 3-Month London Inter-Bank Offered Rate (LIBOR) plus .95% on the amounts borrowed and .85% on the undrawn balance. Each Fund also incurred a one-time .25% amendment fee on the increase to the maximum commitment amount, which was fully expensed during the current reporting period.

Effective January 9, 2012 interest charged on the amount borrowed changed from 3-Month LIBOR plus .95% on the amounts borrowed and .85% on the undrawn balance to 3-Month LIBOR plus .85% on the amounts borrowed and .50% on the undrawn balance. All other terms remain unchanged.

Borrowings outstanding are recognized as "Borrowings" on the Statement of Assets and Liabilities. Interest expense incurred on each Fund's borrowed amount and undrawn balance and the one-time amendment fee are recognized as a component of "Interest expense on borrowings" on the Statement of Operations.

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9. New Accounting Pronouncements

Financial Accounting Standards Board ("FASB") Transfers and Servicing (Topic 860): Reconsideration of Effective Control for Repurchase Agreements

On April 15, 2011, the FASB issued Accounting Standards Update ("ASU") No. 2011-03 ("ASU No. 2011-03"). The guidance in ASU No. 2011-03 is intended to improve the accounting for repurchase agreements and other similar agreements. Specifically, ASU No. 2011-03 modifies the criteria for determining when these transactions would be accounted for as financing transactions (secured borrowings/lending agreements) as opposed to sale (purchase) transactions with commitments to repurchase (resell). The effective date of ASU No. 2011-03 is for interim and annual periods beginning on or after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

Fair Value Measurements and Disclosures

On May 12, 2011, the FASB issued ASU No. 2011-04 modifying Topic 820, Fair Value Measurements and Disclosures. At the same time, the International Accounting Standards Board ("IASB") issued International Financial Reporting Standard ("IFRS") 13, Fair Value Measurement. The objective of the FASB and IASB is convergence of their guidance on fair value measurements and disclosures. Specifically, ASU No. 2011-04 requires reporting entities to disclose i) the amounts of any transfers between Level 1 and Level 2, the reasons for the transfers and ii) for Level 3 fair value measurements, a) quantitative information about significant unobservable inputs used, b) a description of the valuation processes used by the reporting entity and c) a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs if a change in those inputs might result in a significantly higher or lower fair value measurement. The effective date of ASU No. 2011-04 is for interim and annual periods beginning after December 15, 2011. At this time, management is evaluating the implications of this guidance and the impact it will have to the financial statement amounts and footnote disclosures, if any.

Nuveen Investments

Reinvest Automatically
Easily and Conveniently

Nuveen makes reinvesting easy. A phone call is all it takes to set up your reinvestment account.

Nuveen Closed-End Funds Dividend Reinvestment Plan

Your Nuveen Closed-End Fund allows you to conveniently reinvest distributions in additional Fund shares.

By choosing to reinvest, you'll be able to invest money regularly and automatically, and watch your investment grow through the power of compounding. Just like distributions in cash, there may be times when income or capital gains taxes may be payable on distributions that are reinvested.

It is important to note that an automatic reinvestment plan does not ensure a profit, nor does it protect you against loss in a declining market.

Easy and convenient

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

How shares are purchased

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the greater of the net asset value or 95% of the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. If the Plan Agent begins purchasing Fund shares on the open market while shares are trading below net asset value, but the Fund's shares subsequently trade at or above their net asset value before the Plan Agent is able to complete its purchases, the Plan Agent may cease open-market purchases and may invest the uninvested portion of the distribution in newly-issued Fund shares at a price equal to the greater of the shares' net asset value or 95% of the shares' market value on the last business day immediately prior to the purchase date. Distributions received to purchase shares in the open market will normally be invested shortly after the distribution payment date. No interest will be paid on distributions awaiting reinvestment. Because the market price of the shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be

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paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

Flexible

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

Call today to start reinvesting distributions

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Nuveen Investments

Glossary of Terms
Used in this Report

•  Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return that would have been necessary each year to equal the investment's actual cumulative performance (including change in NAV or market price and reinvested dividends and capital gains distributions, if any) over the time period being considered.

•  Barclays Capital Aggregate Bond Index: An unmanaged index that includes all investment-grade, publicly issued, fixed-rate, dollar denominated, nonconvertible debt issues and commercial mortgage backed securities with maturities of at least one year and outstanding par values of $150 million or more. Index returns assume reinvestment of distributions, but do not include the effects of any applicable sales charges or management fees. It is not possible to invest directly in an index.

•  Comparative Benchmark: A blended return consisting of: 1) 55% of the Merrill Lynch Fixed Rate Index, an unmanaged index of investment-grade, exchange traded preferred stocks with outstanding market values of at least $30 million and at least one year to maturity; and 2) 45% of the Barclays Capital Tier 1 Capital Securities Index, an unmanaged index that includes securities that can generally be viewed as hybrid fixed-income securities that either receive regulatory capital treatment or a degree of "equity credit'' from a rating agency. Benchmark returns do not include the effects of any sales charges or management fees. It is not possible to invest directly in this benchmark.

•  Effective Leverage: Effective leverage is a Fund's effective economic leverage, and includes both Regulatory leverage (see below) and the leverage effects of certain derivative investments in the Fund's portfolio that increase the Funds' investment exposure.

•  Leverage: Using borrowed money to invest in securities or other assets, seeking to increase the return of an investment or portfolio.

•  Market Yield (also known as Dividend Yield or Current Yield): Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a tax return of capital.

•  Net Asset Value (NAV): The net market value of all securities held in a portfolio.

•  Net Asset Value (NAV) Per Share: The market value of one share of a mutual fund or closed-end fund. For a Fund, the NAV is calculated daily by taking the Fund's total assets (securities, cash, and accrued earnings), subtracting the Fund's liabilities, and dividing by the number of shares outstanding.

•  Regulatory Leverage: Regulatory leverage consists of preferred shares issued by or borrowings of the Fund. Both of these are part of a Fund's capital structure. Regulatory leverage is sometimes referred to as "'40 Act Leverage" and is subject to asset coverage limits set forth in the Investment Company Act of 1940.

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Notes

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Notes

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Additional Fund Information

Board of Trustees

John P. Amboian
Robert P. Bremner
Jack B. Evans
William C. Hunter
David J. Kundert
William J. Schneider
Judith M. Stockdale
Carole E. Stone
Virginia L. Stringer
Terence J. Toth

Fund Manager

Nuveen Fund Advisors, Inc.
333 West Wacker Drive
Chicago, IL 60606

Custodian

State Street Bank & Trust Company
Boston, MA

Transfer Agent and
Shareholder Services

State Street Bank & Trust Company
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071
(800) 257-8787

Legal Counsel

Chapman and Cutler LLP
Chicago, IL

Independent Registered
Public Accounting Firm

Ernst & Young LLP
Chicago, IL

Quarterly Portfolio of Investments and Proxy Voting Information

You may obtain (i) each Fund's quarterly portfolio of investments, (ii) information regarding how the Funds voted proxies relating to portfolio securities held during the most recent twelve-month period ended June 30, and (iii) a description of the policies and procedures that the Funds used to determine how to vote proxies relating to portfolio securities without charge, upon request, by calling Nuveen Investments toll-free at (800) 257-8787 or on Nuveen's website at www.nuveen.com.

You may also obtain this and other Fund information directly from the Securities and Exchange Commission (SEC). The SEC may charge a copying fee for this information. Visit the SEC on-line at http://www.sec.gov or in person at the SEC's Public Reference Room in Washington, D.C. Call the SEC at (202) 942-8090 for room hours and operation. You may also request Fund information by sending an e-mail request to publicinfo@sec.gov or by writing to the SEC's Public Reference Section at 100 F Street NE, Washington, D.C. 20549.

CEO Certification Disclosure

Each Fund's Chief Executive Officer has submitted to the New York Stock Exchange (NYSE) the annual CEO certification as required by Section 303A.12(a) of the NYSE Listed Company Manual.

Each Fund has filed with the SEC the certification of its Chief Executive Officer and Chief Financial Officer required by Section 302 of the Sarbanes-Oxley Act.

Common Share Information

Each Fund intends to repurchase shares of its own common stock in the future at such times and in such amounts as is deemed advisable. During the period covered by this report, the Funds repurchased shares of their common stock as shown in the accompanying table.

Fund	Common Shares Repurchased
JTP	—
JPS	—
JHP	—

Any future repurchases will be reported to shareholders in the next annual or semi-annual report.

Nuveen Investments

Nuveen Investments:
Serving Investors for Generations

Distributed by
Nuveen Securities, LLC
333 West Wacker Drive
Chicago, IL 60606
www.nuveen.com/cef

Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions through continued adherence to proven, long-term investing principles. Today, we offer a range of high quality equity and fixed-income solutions designed to be integral components of a well-diversified core portfolio.

Focused on meeting investor needs.

Nuveen Investments provides high-quality investment services designed to help secure the long-term goals of institutional and individual investors as well as the consultants and financial advisors who serve them. Nuveen Investments markets a wide range of specialized investment solutions which provide investors access to capabilities of its high-quality boutique investment affiliates—Nuveen Asset Management, Symphony Asset Management, NWQ Investment Management Company, Santa Barbara Asset Management, Tradewinds Global Investors, Winslow Capital Management and Gresham Investment Management. In total, Nuveen Investments managed $220 billion as of December 31, 2011.

Find out how we can help you.

To learn more about how the products and services of Nuveen Investments may be able to help you meet your financial goals, talk to your financial advisor, or call us at (800) 257-8787. Please read the information provided carefully before you invest. Investors should consider the investment objective and policies, risk considerations, charges and expenses of any investment carefully. Where applicable, be sure to obtain a prospectus, which contains this and other relevant information. To obtain a prospectus, please contact your securities representative or Nuveen Investments, 333 W. Wacker Dr., Chicago, IL 60606. Please read the prospectus carefully before you invest or send money.

Learn more about Nuveen Funds at: www.nuveen.com/cef

ESA-B-0112D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

a) See Portfolio of Investments in Item 1.

b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board implemented after the registrant last provided disclosure in response to this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)(17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Quality Preferred Income Fund 2

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer
(principal executive officer)

Date: April 5, 2012

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller
(principal financial officer)

Date: April 5, 2012